    As filed with the Securities and Exchange Commission on October 25, 2000

                       Registration No. 33-14196/811-5151


===============================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)



                Exact Name of Registrant as Specified in Charter:
                                MUTUAL FUND GROUP

                         Area Code and Telephone Number:
                                 1-800-34-VISTA

                     Address of Principal Executive Offices:
                           1211 Avenue of the Americas
                                   41st Floor
                               New York, NY 10036

                     Name and Address of Agent for Service:

                                   LISA HURLEY
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                               Columbus, OH 43219

                                   Copies to:

                             CYNTHIA G. COBDEN, ESQ.
                           Simpson Thacher & Bartlett
                              425 Lexington Avenue
                             New York, NY 10017-3954

===============================================================================

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on November 27, 2000 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No.[33-14196/811-5151] pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended October 31, 1999 was filed on January 19, 2000. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

                                MUTUAL FUND GROUP
                                    FORM N-14
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(a)

ITEM NO.                                                       HEADING
-------                                                        -------
PART A
------
1.       Beginning of Registration Statement
         and Outside Front Cover Page of
         Prospectus........................................    Cover Page

2.       Beginning and Outside Back Cover Page
         of Prospectus.....................................    Table of Contents

3.       Synopsis and Risk Factors.........................    Summary; Risk Factors

4.       Information About the Transaction.................    Summary; Information Relating to the Proposed
                                                               Conversion

5.       Information About the Registrant..................    Summary; Information Relating to the Proposed
                                                               Reorganization; Investment Policies; Additional
                                                               Information About Chase Vista Short-Term Bond Fund

6.       Information About the Company Being
         Acquired..........................................    Summary; Information Relating to the Proposed
                                                               Reorganization; Investment Policies; Additional
                                                               Information About Chase Short-Intermediate Term
                                                               U.S. Government Securities Fund

7.        Voting Information...............................    Summary; Information Relating to Voting Matters

8.       Interest of Certain Persons and Experts...........    Information Relating to Voting Matters

9.       Additional Information Required for Reoffering by
         Persons Deemed to be Underwriters.................    Inapplicable

PART B
------

10.      Cover Page........................................    Statement of Additional Information; Cover Page

11.      Table of Contents.................................    Table of Contents

12.      Additional Information............................    Statement of Additional Information dated December
                                                               29, 1999

13.      Additional Information About the
         Company Being Acquired............................    Inapplicable

14.      Financial Statements..............................    Financial Statements; Pro Forma Financial Statements

PART C
------

Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

         CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                          1211 AVENUE OF THE AMERICAS
                                   41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                                              [December 1,] 2000

Dear Shareholder:

    A special meeting of the shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund, a series of Mutual Fund Investment Trust ("MFIT"), will be held on January 26, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears on the next page, followed by materials regarding the meeting.

    At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of Chase Short-Intermediate Term U.S. Government Securities Fund into Chase Vista Short-Term Bond Fund, a series of Mutual Fund Group ("MFG") (the "Reorganization"). After the Reorganization, shareholders will hold an interest in Chase Vista Short-Term Bond Fund, which is also advised by The Chase Manhattan Bank ("Chase"). There are certain important differences between the investment objective and policies of the Funds, and, accordingly, the Reorganization will have an impact on your investment. MFG is comprised of 20 portfolios, each managed by Chase, consisting of income and equity funds. [In connection with the Reorganization, Chase Vista
Short-Term Bond Fund will be renamed "Chase           Short Term Bond Fund."]

    After the proposed Reorganization, your investment would be in a larger combined fund with similar investment policies, allowing the resulting fund to take advantage of the operational and administrative efficiencies that size offers.

    Chase Vista Short-Term Bond Fund has also entered into a plan of reorganization with Chase Vista Select Short-Term Bond Fund, a series of Mutual Fund Select Group with identical investment objectives and policies to Chase Vista Short-Term Bond Fund. If that reorganization (the "Select Reorganization") is approved by the shareholders of Chase Vista Select Short-Term Bond Fund and certain other conditions are met, Chase Vista Select Short-Term Bond Fund will be reorganized into Chase Vista Short-Term Bond Fund. The terms of the Select Reorganization are similar to the terms of the Reorganization you are being asked to consider. If both reorganizations are approved, your investment would be in a larger combined fund containing the assets of all three funds.

    The current investment adviser for both Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund is Chase. The sub-adviser for Chase Vista Short-Term Bond Fund is Chase Fleming Asset Management (USA) Inc. ("CFAM"). Chase Short-Intermediate Term U.S. Government Securities Fund has no sub-adviser. The two Funds are managed by overlapping portfolio management teams. Two of the three managers for Chase Short-Intermediate Term U.S. Government Securities Fund manage the Chase Vista Short-Term Bond Fund. After the Reorganization, these individuals will continue to be responsible for the day-to-day investment decisions for your portfolio.

    Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Select Reorganization and a comparison of Chase Vista Short-Term Bond Fund and MFG to Chase Short-Intermediate Term U.S. Government Securities Fund and MFIT. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by Chase and not by Chase Short-Intermediate Term U.S. Government Securities Fund, MFIT, Chase Vista Short-Term Bond Fund, MFG or their shareholders.

    If approval of the Reorganization is obtained, you will automatically receive shares of Chase Vista Short-Term Bond Fund.

    The Proposal has been carefully reviewed by the Board of Trustees of MFIT, which has approved the Proposal.

    THE BOARD OF TRUSTEES OF MFIT UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

    Attached to this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-5-CHASE-0

    A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, November 10, 2000. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND

RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on January 26, 2001.

    Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                    Sincerely,

                                                    /s/ Fergus Reid

                                                    Fergus Reid
                                                    Chairman

    SPECIAL NOTE: You may receive a telephone call from us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided.

WHY IS THE REORGANIZATION BEING PROPOSED?

    The Reorganization is being proposed to increase operational and administrative efficiencies by combining two funds which both invest in debt securities with shorter maturities.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

    Under the Reorganization, Chase Short-Intermediate Term U.S. Government Securities Fund would transfer all of its assets and liabilities to Chase Vista Short-Term Bond Fund and would receive, in exchange, shares of Chase Vista Short-Term Bond Fund. Chase Short-Intermediate Term U.S. Government Securities Fund would then be liquidated and the shares of Chase Vista Short-Term Bond Fund would be distributed to shareholders such as you. After the Reorganization, you would own shares in Chase Vista Short-Term Bond Fund rather than Chase Short-Intermediate Term U.S. Government Securities Fund. Holders of Investor Class Shares would receive Class A Shares in Chase Vista Short-Term Bond Fund and holders of Premier Class Shares would receive Institutional Class Shares in Chase Vista Short-Term Bond Fund.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

    While both Chase Vista Short-Term Bond Fund and Chase Short-Intermediate Term U.S. Government Securities Fund invest primarily in debt securities of shorter maturities, there are certain important differences between their investment policies. Under normal market conditions, the Chase Vista Short-Term Bond Fund will invest at least 65% of its total assets in bonds which have an average maturity of three years or less. UNDER NORMAL MARKET CONDITIONS, THE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND WILL INVEST AT LEAST 70% OF ITS TOTAL ASSETS IN DEBT SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND ITS AGENCIES OR AUTHORITIES, AND IN REPURCHASE AGREEMENTS INVOLVING THESE SECURITIES.

    The dollar-weighted average maturity of the Chase Vista Short-Term Bond Fund will not exceed three years. THE DOLLAR WEIGHTED AVERAGE OF THE INVESTMENTS IN THE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND IS BETWEEN TWO AND FIVE YEARS.

    Substantially all of the Chase Vista Short-Term Bond Fund's investments will be in investment grade securities, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality. THERE IS NO SIMILAR RESTRICTION ON THE RATINGS OF THE SECURITIES HELD BY THE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND; HOWEVER IT IS IMPORTANT TO NOTE THAT U.S. GOVERNMENT SECURITIES, WHICH ARE UNRATED, ARE GENERALLY CONSIDERED TO BE OF EXTREMELY HIGH QUALITY.

    The Chase Vista Short-Term Bond Fund is permitted to make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards. THE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND IS LIMITED IN ITS ABILITY TO MAKE SUBSTANTIAL INVESTMENTS IN FOREIGN DEBT SECURITIES.

    Therefore, the Reorganization will have an impact on the investment strategy implemented in respect of your investment.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

    The contractual (or pre-waiver) and actual (or post-waiver) total expense ratios are expected to be the same or less for Chase Vista Short-Term Bond Fund than they are for Chase Short-Intermediate Term U.S. Government Securities Fund. If an increase does arise, Chase has committed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least one year after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

    The two Funds are managed by overlapping portfolio management teams. Two of the three managers for Chase Short-Intermediate Term U.S. Government Securities Fund manage the Chase Vista Short-Term Bond Fund. After the Reorganization, these individuals will continue to be responsible for the day-to-day investment decisions for your portfolio.

WHO WILL PAY FOR THE REORGANIZATION?

    The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by Chase and not by either Chase Short-Intermediate Term U.S. Government Securities Fund or Chase Vista Short-Term Bond Fund (or shareholders of either fund).

HOW WILL SHAREHOLDER SERVICES CHANGE?

    Substantially similar services are available to shareholders of both Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund. You would continue to be able to purchase or redeem your investment on a daily basis.

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

    You will automatically receive shares in Chase Vista Short-Term Bond Fund.

HOW WOULD THE PROPOSED SELECT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE CHASE VISTA SELECT SHORT-TERM BOND FUND?

    If the Select Reorganization is approved and certain other conditions are met, the assets and liabilities of Chase Vista Select Short-Term Bond Fund would become the assets of Chase Vista Short-Term Bond Fund, and the shareholders of Chase Vista Select Short-Term Bond Fund would receive shares of Chase Vista Short-Term Bond Fund. Therefore, if both reorganizations are approved, your investment would be in a larger fund that contains the assets of all three funds. There can be no assurance that the Select Reorganization will be consummated.

AS A HOLDER OF SHARES OF CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

         CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND,
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                          1211 AVENUE OF THE AMERICAS
                                   41ST FLOOR
                            NEW YORK, NEW YORK 10036

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON JANUARY 26, 2001

To the Shareholders of Chase Short-Intermediate Term U.S. Government Securities
Fund:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of Chase Short-Intermediate Term U.S. Government Securities Fund ("Chase Short-Intermediate Term U.S. Government Securities Fund"), a series of Mutual Fund Investment Trust ("MFIT"), will be held at the offices of The Chase Manhattan Bank, One Chase Square, Third Floor Garden Room, Rochester, New York 14643, on January 26, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

 ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and between MFIT, on behalf of Chase Short-Intermediate Term U.S. Government Securities Fund, and Mutual Fund Group ("MFG"), on behalf of Chase Vista Short-Term Bond Fund, and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of Chase Short-Intermediate Term U.S. Government Securities Fund to Chase Vista Short-Term Bond Fund, a series of MFG ("Chase Vista Short-Term Bond Fund") in exchange for (i) Class A Shares of Chase Vista Short-Term Bond Fund (the "Class A Shares") and (ii) Institutional Class Shares of Chase Vista Short-Term Bond Fund ("Institutional Class Shares" and together with the Class A Shares, the "Chase Vista Short-Term Bond Fund Shares"), as applicable; and (b) the distribution of such Chase Vista Short-Term Bond Fund Shares to the Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund in connection with its liquidation.

 ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         YOUR FUND TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF ITEM 1.

    The proposal is described in the attached Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

    Shareholders of record as of the close of business on November 10, 2000 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF MFIT. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                               /s/ Lisa M. Hurley
                                               Lisa M. Hurley
                                               Secretary

    [December 1,] 2000

                      COMBINED PROSPECTUS/PROXY STATEMENT
                            DATED [DECEMBER 1,] 2000

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
         CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND,
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                          1211 AVENUE OF THE AMERICAS
                                   41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                (800) 5-CHASE-0

                        BY AND IN EXCHANGE FOR SHARES OF
                       CHASE VISTA SHORT-TERM BOND FUND,
                         A SERIES OF MUTUAL FUND GROUP
                          1211 AVENUE OF THE AMERICAS
                                   41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                 (800) 34-VISTA

    This Combined Prospectus/Proxy Statement relates to the proposed reorganization of Chase Short-Intermediate Term U.S. Government Securities Fund ("Chase Short-Intermediate Term U.S. Government Securities Fund"), a series of Mutual Fund Investment Trust ("MFIT"), into Chase Vista Short-Term Bond Fund ("Chase Vista Short-Term Bond Fund"), a series of Mutual Fund Group ("MFG"). If approved by Shareholders, the proposed reorganization would be effected by transferring all of the assets and liabilities of Chase Short-Intermediate Term U.S. Government Securities Fund, which is a series of MFIT, to Chase Vista Short-Term Bond Fund, a series of MFG, in exchange for shares of Chase Vista Short-Term Bond Fund (the "Reorganization"). MFIT and MFG are both open-end management investment companies offering shares in several portfolios, and, in most cases, multiple classes of shares in each such portfolio. [In connection with the Reorganization, Chase Vista Short-Term Bond Fund will be renamed "Chase
          Short-Term Bond Fund."]

    Under the proposed Reorganization, each shareholder of Chase Short-Intermediate Term U.S. Government Securities Fund (the "Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders") would receive Shares (the "Chase Vista Short-Term Bond Fund Shares") of Chase Vista Short-Term Bond Fund with a value equal to such Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder's holdings in Chase Short-Intermediate Term U.S. Government Securities Fund. Holders of Investor Class Shares would receive Class A Shares (the "Class A Shares") in Chase Vista Short-Term Bond Fund and holders of Premier Class Shares would receive Institutional Class Shares (the "Institutional Class Shares") in Chase Vista Short-Term Bond Fund. Therefore, as a result of the proposed Reorganization, current Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund will become shareholders of Chase Vista Short-Term Bond Fund ("Chase Vista Short-Term Bond Fund Shareholders").

    Chase Vista Short-Term Bond Fund has also entered into a plan of reorganization with Chase Vista Select Short-Term Bond Fund, a series of Mutual Fund Select Group with identical investment objectives and policies to Chase Vista Short-Term Bond Fund. If that reorganization (the "Select Reorganization") is approved by the shareholders of Chase Vista Select Short-Term Bond Fund and certain other conditions are met, Chase Vista Short-Term Bond Fund would also acquire the assets and liabilities of Chase Vista Select Short-Term Bond Fund in exchange for Chase Vista Short-Term Bond Fund Shares. The terms of the Select Reorganization are similar to the terms of the Reorganization you are being asked to consider. If both reorganizations are approved, your investment would be in a larger combined fund containing the assets of all three funds. There can be no assurance that the Select Reorganization will be consummated.

    MFIT is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and currently has 11 series of mutual fund portfolios. MFG is registered as an open-end management investment company under the 1940 Act and currently has 20 series of mutual fund portfolios. The Chase Manhattan Bank ("Chase") currently serves as investment adviser for both Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund. Chase Fleming Asset Management (USA) Inc. ("CFAM") serves as sub-adviser for Chase Vista Short-

Term Bond Fund. There is no sub-adviser for Chase Short-Intermediate Term U.S. Government Securities Fund. The two Funds are managed by overlapping portfolio management teams. Two of the three managers for Chase Short-Intermediate Term U.S. Government Securities Fund manage the Chase Vista Short-Term Bond Fund. After the Reorganization, these individuals will continue to be responsible for the day-to-day investment decisions for your portfolio. Prior to August 1, 2000, Chase Bank of Texas, N.A. ("Chase Texas") was the sub-adviser for Chase Short-Intermediate Term U.S. Government Securities Fund and employed the same portfolio management team as Chase. On August 1, 2000, Chase Texas became a part of Chase through an unrelated reorganization.

    The terms and conditions of these transactions are more fully described in this Combined Prospectus/ Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") between MFIT, on behalf of Chase Short-Intermediate Term U.S. Government Securities Fund, and MFG, on behalf of Chase Vista Short-Term Bond Fund, attached to this Combined Prospectus/Proxy Statement as Appendix A.

    The Board of Trustees of MFIT is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on January 26, 2001 at 9:00 a.m., Eastern time, at the offices of The Chase Manhattan Bank, One Chase Square, Third Floor Garden Room, Rochester, New York 14643, at which meeting shareholders in Chase Short-Intermediate Term U.S. Government Securities Fund will be asked to consider and approve the proposed Reorganization Plan and certain transactions contemplated by the Reorganization Plan. This Combined Prospectus/Proxy Statement constitutes the proxy statement of Chase Short-Intermediate Term U.S. Government Securities Fund for the meeting of its Shareholders and also constitutes MFG's prospectus for Chase Vista Short-Term Bond Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFIT and MFG that a prospective investor should know before voting on the Proposal. The current prospectuses for Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund are incorporated herein by reference and are enclosed with this Combined Prospectus/Proxy Statement. A statement of additional information relating to this Combined Prospectus/Proxy Statement dated [December 1,] 2000 (the "Statement of Additional Information") containing additional information about MFIT and MFG has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information may be obtained without charge by writing to MFIT at its address noted above or by calling 1-800-5-CHASE-0.

    This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about [December 1,] 2000.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY STATEMENT/ PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFIT OR MFG.

    INVESTMENTS IN CHASE VISTA SHORT-TERM BOND FUND ARE SUBJECT TO RISK-- INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN CHASE VISTA SHORT-TERM BOND FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                                    Page
                                                    -----
INTRODUCTION......................................     1
PROPOSAL 1: REORGANIZATION PLAN...................     1
SUMMARY...........................................     1
RISK FACTORS......................................     7
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATION...................................     8
INVESTMENT POLICIES...............................    11
PURCHASES, REDEMPTIONS AND EXCHANGES..............    14
DISTRIBUTIONS AND TAXES...........................    17
COMPARISON OF CHASE SHORT-INTERMEDIATE TERM U.S.
 GOVERNMENT SECURITIES FUND'S AND CHASE VISTA
 SHORT-TERM BOND FUND'S ORGANIZATION STRUCTURES...    17
INFORMATION RELATING TO THE ADVISORY CONTRACTS....    19
BOARD OF TRUSTEES.................................    22
INFORMATION RELATING TO VOTING MATTERS............    24
ADDITIONAL INFORMATION ABOUT MFIT.................    25
ADDITIONAL INFORMATION ABOUT MFG..................    26
FINANCIAL STATEMENTS AND EXPERTS..................    26
OTHER BUSINESS....................................    26
LITIGATION........................................    26
SHAREHOLDER INQUIRIES.............................    26
Appendix A Agreement and Plan of Reorganization...   A-1

                                  INTRODUCTION

    This Combined Prospectus/Proxy Statement is being furnished to the shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund, a portfolio of Mutual Fund Investment Trust ("MFIT"), an open-end management investment company, in connection with the solicitation by the Board of Trustees of MFIT ("MFIT Board") of proxies to be used at a Special Meeting of Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund to be held on January 26, 2001 at 9:00 a.m., Eastern time, at the offices of The Chase Manhattan Bank, One Chase Square, Third Floor Garden Room, Rochester, New York 14643 (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about [December 1], 2000.

    At the Meeting, Chase Short-Intermediate Term U.S. Government Securities Fund shareholders (the "Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders") will consider and vote upon an Agreement and Plan of Reorganization (the "Reorganization Plan") dated October 31, 2000 between MFIT, on behalf of Chase Short-Intermediate Term U.S. Government Securities Fund, and MFG, on behalf of Chase Vista Short-Term Bond Fund ("Chase Vista Short-Term Bond Fund," together with Chase Short-Intermediate Term U.S. Government Securities Fund, the "Funds"), pursuant to which all of the assets and liabilities of Chase Short-Intermediate Term U.S. Government Securities Fund will be transferred to Chase Vista Short-Term Bond Fund in exchange for shares (the "Chase Vista Short-Term Bond Fund Shares") of Chase Vista Short-Term Bond Fund. As a result of this transaction (the "Reorganization"), Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders will become shareholders of Chase Vista Short-Term Bond Fund and will receive Chase Vista Short-Term Bond Fund Shares equal in value to their holdings in Chase Short-Intermediate Term U.S. Government Securities Fund on the date of the Reorganization. Holders of Investor Class Shares in Chase Short-Intermediate Term U.S. Government Securities Fund would receive Class A Shares ("Class A Shares") in Chase Vista Short-Term Bond Fund and holders of Premier Class Shares in Chase Short-Intermediate Term U.S. Government Securities Fund would receive Institutional Class Shares ("Institutional Class Shares") in Chase Vista Short-Term Bond Fund. [In connection with the Reorganization, Chase Vista
Short-Term Bond Fund will be renamed "Chase           U.S. Treasury Income
Fund."] Further information relating to Chase Vista Short-Term Bond Fund is set forth herein. The proposed Reorganization is occasionally referred to herein as the "Proposal."

                THE MFIT BOARD HAS RECOMMENDED THAT SHAREHOLDERS
                            VOTE "FOR" THE PROPOSAL.

    Approval of the Reorganization Plan by Chase Short-Intermediate Term U.S. Government Securities Fund requires the affirmative vote of the lesser of
(i) 67% or more of the Chase Short-Intermediate Term U.S. Government Securities Fund Shares present at the Meeting and (ii) more than 50% of all outstanding Chase Short-Intermediate Term U.S. Government Securities Fund Shares. If the Reorganization Plan is not approved by Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders, the MFIT Board will consider other appropriate courses of action.

                                    SUMMARY

    The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information in respect of the Chase Vista Short-Term Bond Fund Shares, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A. Chase Short-Intermediate Term U.S. Government Securities Fund's and Chase Vista Short-Term Bond Fund's Semi-Annual Reports to Shareholders and their Annual Reports to Shareholders are enclosed with this Combined Prospectus/Proxy Statement.

PROPOSED TRANSACTION

    Pursuant to the proposed Reorganization Plan, Chase Short-Intermediate Term U.S. Government Securities Fund, an existing series of MFIT, will transfer all of its assets and liabilities to Chase Vista Short-Term Bond Fund in exchange for shares of Chase Vista Short-Term Bond Fund, a series of MFG.

    Under the proposed Reorganization, each Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder would receive a number of Chase Vista Short-Term Bond Fund Shares with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Chase Short-Intermediate Term U.S. Government Securities Fund Shares on such date. Therefore, following the proposed Reorganization, Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders will be Chase Vista Short-Term Bond Fund Shareholders.

    The contractual (or pre-waiver) and actual (or post-waiver) total expense ratios are expected to be the same or less for Chase Vista Short-Term Bond Fund than they are for Chase Short-Intermediate Term U.S. Government Securities Fund. Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders holding Class A Shares will receive Class A Shares in the Reorganization, but will not have to pay a sales charge. In addition, such Shareholders will not have to pay a sales charge if they buy additional Class A Shares in the future.

    Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of Chase Vista Short-Term Bond Fund both before and after the Reorganization, and in consideration of the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFIT Board and the MFG Board, including a majority of each Board's members who are not "interested persons" within the meaning of the 1940 Act, have each determined that the proposed Reorganization is in the best interests of each Fund's respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

INVESTMENT ADVISERS

    The investment adviser to both Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund is The Chase Manhattan Bank ("Chase"). Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation. In addition, Chase Fleming Asset Management (USA) Inc. ("CFAM"), a wholly-owned subsidiary of Chase, serves as the sub-investment adviser to Chase Vista Short-Term Bond Fund pursuant to an agreement with Chase and manages Chase Vista Short-Term Bond Fund on a day-to-day basis. The portfolio managers for the two Funds are different. Prior to August 1, 2000, Chase Bank of Texas, N.A. ("Chase Texas") was the sub-adviser for Chase Short-Intermediate Term U.S. Government Securities Fund. On August 1, 2000, Chase Texas became a part of Chase through an unrelated reorganization. It is anticipated that during the first quarter of 2001, Chase will transfer its investment advisory business to CFAM and, thereafter, CFAM will be the sole investment adviser to Chase Vista Short-Term Bond Fund and Chase Short-Intermediate Term U.S. Government Securities Fund.

REASONS FOR THE REORGANIZATION

    The MFIT Board and MFG Board decided to reorganize Chase Short-Intermediate Term U.S. Government Securities Fund into Chase Vista Short-Term Bond Fund to increase operational and administrative efficiencies, since there are certain similarities in the investment objectives and policies of the two Funds. In addition, Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders will have a greater variety of investment opportunities available since they can exchange Chase Vista Short-Term Bond Fund Shares for shares in other Chase Vista funds at net asset value, subject to certain restrictions described in this Combined Prospectus/Proxy Statement.

SELECT REORGANIZATION

    Chase Vista Short-Term Bond Fund has also entered into a plan of reorganization with Chase Vista Select Short-Term Bond Fund, a series of Mutual Fund Select Group. If that reorganization (the "Select Reorganization") is approved by the shareholders of Chase Vista Select Short-Term Bond Fund and certain other conditions are met, Chase Vista Short-Term Bond Fund would also acquire the assets and liabilities of Chase Vista Select Short-Term Bond Fund in exchange for Chase Vista Short-Term Bond Fund Shares. The terms of the Select Reorganization are similar to the terms of the Reorganization you are being asked to consider. If both reorganizations are approved, your investment would be in a larger combined fund containing the assets of all three funds. There can be no assurance that the Select Reorganization will be consummated.

FEDERAL INCOME TAX CONSEQUENCES

    Simpson Thacher & Bartlett, counsel to MFIT, will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to Chase Short-Intermediate Term U.S. Government Securities Fund, Chase Vista Short-Term Bond Fund or their respective shareholders. The holding period and tax basis of Chase Vista Short-Term Bond Fund Shares will be the same as the holding period and tax cost basis of the shareholder's shares of Chase Short-Intermediate Term U.S. Government Securities Fund. In addition, the holding period and tax basis of those assets owned by Chase Short-Intermediate Term U.S. Government Securities Fund transferred to Chase Vista Short-Term Bond Fund will be identical for Chase Short-Intermediate Term U.S. Government Securities Fund. See "Information Relating to the Proposed Reorganization--Federal Income Tax Consequences."

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of each Fund is to seek a high level of income consistent with the preservation of capital.

    However, while both Chase Vista Short-Term Bond Fund and Chase Short-Intermediate Term U.S. Government Securities Fund invest primarily in debt securities of shorter maturities, there are certain important differences between their investment policies. Under normal market conditions, the Chase Vista Short-Term Bond Fund will invest at least 65% of its total assets in bonds which have an average maturity of three years or less. UNDER NORMAL MARKET CONDITIONS, THE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND WILL INVEST AT LEAST 70% OF ITS TOTAL ASSETS IN DEBT SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND ITS AGENCIES OR AUTHORITIES, AND IN REPURCHASE AGREEMENTS INVOLVING THESE SECURITIES.

    The dollar-weighted average maturity of the Chase Vista Short-Term Bond Fund will not exceed three years. THE DOLLAR WEIGHTED AVERAGE OF THE INVESTMENTS IN THE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND IS BETWEEN TWO AND FIVE YEARS.

    Substantially all of the Chase Vista Short-Term Bond Fund's investments will be in investment grade securities, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality. THERE IS NO SIMILAR RESTRICTION ON THE RATINGS OF THE SECURITIES HELD BY THE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND; HOWEVER IT IS IMPORTANT TO NOTE THAT U.S. GOVERNMENT SECURITIES, WHICH ARE UNRATED, ARE GENERALLY CONSIDERED TO BE OF EXTREMELY HIGH QUALITY.

    The Chase Vista Short-Term Bond Fund is permitted to make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards. THE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND IS LIMITED IN ITS ABILITY TO MAKE SUBSTANTIAL INVESTMENTS IN FOREIGN DEBT SECURITIES.

ADDITIONAL TRUST PORTFOLIOS

    In addition to Chase Short-Intermediate Term U.S. Government Securities Fund, MFIT currently offers ten additional portfolios:

Balanced Fund                                       Income Fund
Core Equity Fund                                    Intermediate Bond Fund
Equity Growth Fund                                  Money Market Fund
Equity Growth Fund II                               Small Capitalization Fund
Equity Income Fund                                  U.S. Government Securities Fund

    Detailed descriptions of each MFIT portfolio can be found in the MFIT prospectuses and Statement of Additional Information. MFIT may add or subtract additional portfolios from time to time in the future. However, in connection with other concurrent reorganizations, it is anticipated that some of these portfolios will be liquidated.

    In addition to Chase Vista Short-Term Bond Fund, MFG currently offers 19 additional portfolios:

Balanced Fund                                       International Equity Fund
Bond Fund                                           Japan Fund
Capital Growth Fund                                 Large Cap Equity Fund
Core Equity Fund                                    Select Growth and Income Fund
Equity Growth Fund                                  Small Cap Equity Fund
Equity Income Fund                                  Small Cap Opportunities Fund
European Fund                                       Strategic Income Fund
Focus Fund                                          U.S. Government Securities Fund
Growth and Income Fund                              U.S. Treasury Income Fund
H&Q Technology Fund

    Detailed descriptions of each MFG portfolio can be found in the MFG prospectuses and Statement of Additional Information. MFG may add or subtract portfolios from time to time in the future. However, in connection with other concurrent reorganizations, it is anticipated that some of these portfolios will be liquidated.

PRINCIPAL RISKS OF INVESTING IN CHASE VISTA SHORT-TERM BOND FUND

    The following discussion highlights the principal risk factors associated with an investment in Chase Vista Short-Term Bond Fund. These investment risks, in general, are those typically associated with investing in a managed portfolio of fixed income securities. In particular, the value of shares of the Fund will be influenced by the performance and credit quality of the companies selected for the Fund's portfolio. The value of fixed income investments tends to fall when prevailing interest rates rise. This drop in value could be worse if a fund is investing in debt securities with longer maturities. In addition, investments in mortgage-related securities could lead the value of a fund to change more often and to a greater degree than if the fund did not buy mortgage-related securities. In addition, the Fund may invest a substantial portion of its assets in foreign securities, which are subject to certain special risks.

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

  ADVISORY SERVICES

    The investment adviser for both Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund is Chase. Chase oversees the asset management and administration of both Funds. As compensation for its services, Chase receives a management fee from each of Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund at an annual rate of 0.50% and 0.25%, respectively, of their respective average daily net assets. A portion of the fee generated with respect to Chase Vista Short-Term Bond Fund is used to pay CFAM, Chase Vista Short-Term Bond Fund's sub-adviser.

    Pursuant to the terms of advisory agreements between Chase and MFIT and between Chase and MFG (each, an "Advisory Agreement"), Chase is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of Chase Short-Intermediate Term U.S. Government Securities Fund, subject to the general supervision of the MFIT Board, and Chase Vista Short-Term Bond Fund, subject to the general supervision of the MFG Board. Pursuant to an investment sub-advisory agreement between Chase and CFAM (the "Subadvisory Agreement"), Chase delegates certain of these responsibilities to CFAM with respect to Chase Vista Short-Term Bond Fund. For the investment sub-advisory services rendered to Chase Vista Short-Term Bond Fund and Chase, CFAM is entitled to receive from Chase an annual fee of 0.10% of Chase Vista Short-Term Bond Fund's average net assets.

    It is anticipated that during the first quarter of 2001, Chase will transfer its investment advisory business to CFAM and, thereafter, CFAM will be the sole investment adviser to Chase Vista Short-Term Bond Fund and Chase
Short-Intermediate Term U.S. Government Securities Fund.

 OTHER SERVICES

    Vista Fund Distributors, Inc. ("VFD"), a wholly-owned, indirect subsidiary of BISYS Fund Services, Inc. ("BISYS") is the distributor for Chase Vista Short-Term Bond Fund. CFD Fund Distributors, Inc. ("CFD"), another wholly-owned indirect subsidiary of BISYS, is the distributor for Chase Short-Intermediate Term U.S. Government Securities Fund. VFD and CFD are unaffiliated with Chase. [In connection with the Reorganization, VFD will change its name to Chase
          Fund Distributors, Inc.]

    Chase serves as administrator, fund accountant and custodian for both Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by both Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund.

    PricewaterhouseCoopers LLP ("PwC") serves as both Chase Short-Intermediate Term U.S. Government Securities Fund's and Chase Vista Short-Term Bond Fund's independent accountants, auditing and reporting on the annual financial statements of each Fund and preparing each Fund's federal income tax returns. PwC also performs other professional accounting, auditing, tax and advisory services when MFIT or MFG engages it to do so.

ORGANIZATION

    Each of MFIT and MFG is organized as a Massachusetts business trust. Chase Short-Intermediate Term U.S. Government Securities Fund is organized as a series of MFIT and Chase Vista Short-Term Bond Fund is organized as a series of MFG.

PURCHASES, REDEMPTIONS AND EXCHANGES

    The procedures for making purchases, redemptions and exchanges of shares of Chase Vista Short-Term Bond Fund are similar to those with respect to shares of Chase Short-Intermediate Term U.S. Government Securities Fund.

                       COMPARATIVE FEE AND EXPENSE TABLES

    The table below shows (i) information regarding the fees and expenses paid by each of Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund that reflect current expense arrangements,
(ii) estimated fees and expenses on a pro forma basis for Chase Vista Short-Term Bond Fund after giving effect to the proposed Reorganization but without giving effect to the proposed Select Reorganization and (iii) estimated fees and expenses on a pro forma basis for Chase Vista Short-Term Bond Fund after giving effect to both the proposed Reorganization and the proposed Select Reorganization. Under the proposed Reorganization, holders of Investor Class Shares in Chase Short-Intermediate Term U.S. Government Securities Fund would receive Class A Shares in Chase Vista Short-Term Bond Fund and holders of Premier Class Shares in Chase Short-Intermediate Term U.S. Government Securities Fund would receive Institutional Class Shares in Chase Vista Short-Term Bond Fund. SHAREHOLDERS RECEIVING CLASS A SHARES WILL NOT PAY A SALES LOAD ON SHARES RECEIVED IN THE REORGANIZATION OR ON ADDITIONAL CLASS A SHARES THEY BUY IN THE FUTURE.

    The table indicates that both contractual (pre-waiver) and actual (post-waiver) total expense ratios for current holders of Chase
Short-Intermediate Term U.S. Government Securities Fund are anticipated to be the same or less following the Reorganization. In addition, Chase has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least one year.

                                            CHASE                         CHASE
                                 SHORT-INTERMEDIATE TERM U.S.     VISTA SHORT-TERM BOND
                                GOVERNMENT SECURITIES FUND(A)            FUND(B)
                                ------------------------------  -------------------------
                                   INVESTOR        PREMIER                  INSTITUTIONAL
                                    CLASS           CLASS        CLASS A        CLASS
                                    SHARES          SHARES        SHARES       SHARES
                                --------------  --------------  ----------  -------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)--Maximum
  Sales Charge (Load) when you
  buy shares, shown as % of
  the offering price              None            None            1.50%       None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                      0.50%           0.50%         0.25%         0.25%
Distribution (12b-1) Fees            0.25%        None          0.25%         None
Other Expenses                       0.90%           0.65%         0.84%         0.75%
Total Annual Fund Operating
  Expenses                           1.65%           1.15%         1.34%         1.00%

                                        CHASE VISTA SHORT-TERM BOND FUND (COMBINED)(C)
                                --------------------------------------------------------------
                                  PRO FORMA       PRO FORMA       PRO FORMA       PRO FORMA
                                   CLASS A      INSTITUTIONAL      CLASS A      INSTITUTIONAL
                                SHARES WITHOUT   CLASS SHARES    SHARES WITH     CLASS SHARES
                                    SELECT      WITHOUT SELECT      SELECT       WITH SELECT
                                REORGANIZATION  REORGANIZATION  REORGANIZATION  REORGANIZATION
                                --------------  --------------  --------------  --------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)--Maximum
  Sales Charge (Load) when you
  buy shares, shown as % of
  the offering price..........       1.50%        None              1.50%         None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees...............       0.25%           0.25%           0.25%           0.25%
Distribution (12b-1) Fees.....       0.25%        None          0.25%             None
Other Expenses................       0.77%           0.62%           0.77%           0.62%
Total Annual Fund Operating
  Expenses....................       1.27%           0.87%           1.27%           0.87%

---------------------

(a) The actual Management Fees for Chase Short-Intermediate Term U.S. Government Securities Fund are expected to be 0.10%, the actual Distribution Fees for Investor Class Shares are expected to be 0.00%, and Total Annual Fund Operating Expenses for Investor and Premier Class shares are not expected to exceed 1.00% and 0.75%, respectively. That is because Chase and some of the other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

(b) The actual Management Fees for Chase Vista Short-Term Bond Fund, prior to the Reorganization, are expected to be 0.00%, the actual Distribution Fees for Class A shares are expected to be 0.23%, the actual Other Expenses for Class A and Institutional Class shares are expected to be 0.52% and 0.50%, respectively, and Total Annual Fund Operating Expenses for Class A and Institutional Class shares are not expected to exceed 0.75% and 0.50%, respectively. That is because Chase and some of the other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.
(c) The actual Management Fees for Chase Vista Short-Term Bond Fund, subsequent to the Reorganization (both with and without the Select Reorganization), are expected to be 0.18%, the actual Distribution Fees for Class A shares are expected to be 0.16%, the actual Other Expenses for Class A and Institutional Class shares are expected to be 0.41% and 0.32%, respectively, and Total Annual Fund Operating Expenses for Class A and Institutional Class shares are not expected to exceed 0.75% and 0.50%, respectively. That is because Chase and some of the other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

    The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

    EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

    - you invest $10,000;

    - you sell all of your shares at the end of the period;

    - your investment has a 5% return each year; and

    - each Fund's operating expenses are not waived and remain the same as shown above.

    Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
CHASE SHORT-INTERMEDIATE TERM
  U.S.
GOVERNMENT SECURITIES FUND
  INVESTOR CLASS SHARES         $ 168    $ 520    $ 897   $ 1,955
  PREMIER CLASS SHARES          $ 117    $ 365    $ 633   $ 1,398
CHASE VISTA SHORT-TERM BOND
  FUND
  CLASS A SHARES*               $ 284    $ 568    $ 873   $ 1,738
  INSTITUTIONAL CLASS SHARES    $ 102    $ 318    $ 552   $ 1,225
PRO FORMA CHASE VISTA
  SHORT-TERM BOND
FUND WITHOUT SELECT
  REORGANIZATION
  CLASS A SHARES*               $ 277    $ 547    $ 836   $ 1,661
  CLASS A SHARES (WITHOUT
    SALES CHARGE)               $ 129    $ 403    $ 697   $ 1,534
  INSTITUTIONAL CLASS SHARES    $  89    $ 278    $ 482   $ 1,073
PRO FORMA CHASE VISTA
  SHORT-TERM BOND
FUND WITH SELECT
  REORGANIZATION
  CLASS A SHARES*               $ 277    $ 547    $ 836   $ 1,661
  CLASS A SHARES (WITHOUT
    SALES CHARGE)               $ 129    $ 403    $ 697   $ 1,534
  INSTITUTIONAL CLASS SHARES    $  89    $ 278    $ 482   $ 1,073

-------------------

  * Assumes sales charge is deducted when shares are purchased. Shareholders who receive Class A Shares as a result of the proposed reorganization will not be charged a sales load.

                                  RISK FACTORS

    The following discussion highlights the principal risk factors associated with an investment in Chase Vista Short-Term Bond Fund. There should be similarities between the risk factors associated with Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of Chase Vista Short-Term Bond Fund, which are incorporated herein by reference.

    All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Chase Vista Short-Term Bond Fund.

    The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

    The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

    When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

    Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

    The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

    Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

    Investments in foreign securities may be riskier than investments in the U.S. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries. BECAUSE CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND IS LIMITED IN ITS ABILITY TO MAKE SUBSTANTIAL INVESTMENTS IN FOREIGN DEBT SECURITIES, THIS RISK IS NOT PRESENT WITH RESPECT TO SUCH FUND.

    The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. IT IS IMPORTANT TO NOTE THAT CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND HAS HISTORICALLY HELD MORE SECURITIES WHICH ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY THAN CHASE VISTA SHORT-TERM BOND FUND. SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY ARE GENERALLY CONSIDERED TO BE OF EXTREMELY HIGH QUALITY.

    Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

    If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

    Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

    Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

    The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

    The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of Chase Short-Intermediate Term U.S. Government Securities Fund will be transferred to and assumed by Chase Vista Short-Term Bond Fund. In exchange for the transfer of the assets, and the assumption of the liabilities, of Chase Short-Intermediate Term U.S. Government Securities Fund, MFG will issue at the Effective Time of the Reorganization full and fractional (a) Class A Shares of Chase Vista Short-Term Bond Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding Investor
Class Shares of Chase Short-Intermediate Term U.S. Government Securities Fund and (b) Institutional Class Shares of Chase Vista Short-Term Bond Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding Premier Class Shares of Chase Short-Intermediate Term U.S. Government Securities Fund, in each case as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that Chase Short-Intermediate Term U.S. Government Securities Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders all undistributed net investment income earned and net capital gains realized up to and including the Effective Time of the Reorganization.

    Following the transfer of assets to, and the assumption of the liabilities of Chase Short-Intermediate Term U.S. Government Securities Fund by Chase Vista Short-Term Bond Fund, Chase Short-Intermediate Term U.S. Government Securities Fund will distribute Chase Vista Short-Term Bond Fund Shares received from MFG to the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders in liquidation of Chase Short-Intermediate Term U.S. Government Securities Fund. Each Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Class A Shares or Institutional Class Shares, as the case may be, with a total net asset value equal to the net asset value of their Chase Short-Intermediate Term U.S. Government Securities Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of Chase Short-Intermediate Term U.S. Government Securities Fund.

    Because of the differences in the investment strategies of the Chase Vista Short-Term Bond Fund and Chase Short-Intermediate Term U.S. Government Securities Fund, Chase Short-Intermediate Term U.S. Government Securities Fund expects to dispose of a significant portion of its portfolio investments prior to the Reorganization.

    After the Reorganization all of the issued and outstanding shares of Chase Short-Intermediate Term U.S. Government Securities Fund Shares will be canceled on the books of Chase Short-Intermediate Term U.S. Government Securities Fund and the stock transfer books of Chase Short-Intermediate Term U.S. Government Securities Fund will be permanently closed.

    The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy

Statement by the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on February 19, 2001 or such other date as is agreed to by the parties.

    The expenses of Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund in connection with the Reorganization will be borne by Chase.

    The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their fund's shareholders.

BOARD CONSIDERATIONS

    In its consideration and approval of the Reorganization at meetings held on October 24, 2000, the MFIT Board considered and discussed the future of Chase Short-Intermediate Term U.S. Government Securities Fund and how to best serve the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders' interests. The Trustees discussed the size of Chase Short-Intermediate Term U.S. Government Securities Fund's investment portfolio (approximately $31 million as of August 31, 2000) and the increasing advantages of reorganizing Chase Short-Intermediate Term U.S. Government Securities Fund into Chase Vista Short-Term Bond Fund. The Trustees reviewed the Proposal. After discussions, it was decided to pursue the Reorganization with Chase Vista Short-Term Bond Fund.

    In considering the Reorganization, the Trustees noted that all Chase Vista Short-Term Bond Fund Shareholders wishing to invest in other types of funds would be able to exchange into other Chase Vista funds without being charged a front-end sales charge. In its consideration and approval of the Reorganization, the MFIT Board considered, among other things: the terms of the Reorganization Plan; a comparison of each fund's historical and projected expense ratios; the comparative investment performance of Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund; the effect of such Reorganization on Chase Short-Intermediate Term U.S. Government Securities Fund and its shareholders; the fact that the day-to-day portfolio management would be similar after the Reorganization; the investment advisory services supplied by Chase and its affiliates; the management and other fees payable by Chase Vista Short-Term Bond Fund; the similarities and differences in the investment objective and policies of the Funds; the opportunity to combine Chase Short-Intermediate Term U.S. Government Securities Fund with Chase Vista Short-Term Bond Fund in an effort to realize operational and administrative efficiencies; the recommendations of Chase with respect to the proposed Reorganization; and the fact that the Reorganization would constitute a tax-free reorganization.

    After considering the foregoing factors, together with such information as they believed to be relevant, the MFIT Board determined that the proposed Reorganization is in the best interests of Chase Short-Intermediate Term U.S. Government Securities Fund and that the interests of the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders would not be diluted as a result of the Reorganization and approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders for approval.

    The MFG Board considered the proposed Reorganization from the perspective of Chase Vista Short-Term Bond Fund. The MFG Board considered, among other things: the terms of the Reorganization Plan; the opportunity to combine the two Funds in an effort to realize operational and administrative efficiencies; and the fact that the Reorganization would constitute a tax-free reorganization. Based upon its evaluation of the relevant information provided to it, and in light of its fiduciary duties under federal and state law, the MFG Board determined that
(i) the proposed Reorganization is in the best interests of the shareholders of Chase Vista Short-Term Bond Fund and (ii) the interests of Chase Vista Short-Term Bond Fund's Shareholders would not be diluted as a result of the Reorganization.

    After considering the foregoing factors, together with such other information as it believed to be relevant, the MFG Board approved the Reorganization Plan.

             THE MFIT BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR"
                                 THE PROPOSAL.

    The MFIT Board has not determined what action Chase Short-Intermediate Term U.S. Government Securities Fund will take in the event shareholders fail to approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

FEDERAL INCOME TAX CONSEQUENCES

    Consummation of the Reorganization is subject to the condition that MFIT receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of Chase Short-Intermediate Term U.S. Government Securities Fund to Chase Vista Short-Term Bond Fund in exchange for Chase Vista Short-Term Bond Fund Shares and the liquidating distributions to Shareholders of Chase Vista Short-Term Bond Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Chase Short-Intermediate Term U.S. Government Securities Fund as a result of such transaction; (iii) no gain or loss will be recognized by Chase Vista Short-Term Bond Fund as a result of such transaction;
(iv) no gain or loss will be recognized by the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders on the distribution to Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders of the Chase Vista Short-Term Bond Fund Shares in exchange for their Chase Short-Intermediate Term U.S. Government Securities Fund Shares; (v) the aggregate basis of Shares of Chase Vista Short-Term Bond Fund received by a Shareholder of Chase Short-Intermediate Term U.S. Government Securities Fund will be the same as the aggregate basis of such Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder's Chase Short-Intermediate Term U.S. Government Securities Fund Shares immediately prior to the Reorganization;
(vi) the basis of Chase Vista Short-Term Bond Fund in the assets of Chase Short-Intermediate Term U.S. Government Securities Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of Chase Short-Intermediate Term U.S. Government Securities Fund immediately before such transaction; (vii) a Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder's holding period for Chase Vista Short-Term Bond Fund Shares will be determined by including the period for which each Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder held Chase Short-Intermediate Term U.S. Government Securities Fund Shares exchanged therefor, provided that the Shareholder held such Shares in Chase Short-Intermediate Term U.S. Government Securities Fund Shares as a capital asset; and (viii) Chase Vista Short-Term Bond Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by Chase Short-Intermediate Term U.S. Government Securities Fund.

    MFIT has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

    Because Chase Short-Intermediate Term U.S. Government Securities Fund will be combined with Chase Vista Short-Term Bond Fund in the Reorganization, the total capitalization of Chase Vista Short-Term Bond Fund after the Reorganization is expected to be greater than the current capitalization of Chase Short-Intermediate Term U.S. Government Securities Fund. Also, if the Select Reorganization is approved, the total capitalization of Chase Vista Short-Term Bond Fund will be even greater. The following table sets forth as of August 31, 2000: (i) the capitalization of Chase Short-Intermediate Term U.S. Government Securities Fund; (ii) the capitalization of Chase Vista Short-Term Bond Fund; (iii) the pro forma capitalization of Chase Vista Short-Term Bond Fund as adjusted to give effect to the proposed Reorganization but not the proposed Select Reorganization; and (iv) the pro forma capitalization of Chase Vista Short-Term Bond Fund as adjusted to give effect to both the proposed Reorganization and the proposed Select Reorganization. There is, of course, no assurance that the Reorganization and/or the Select Reorganization will be consummated. Moreover, if consummated, the capitalizations of Chase Vista Short-Term Bond Fund, Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Select Short-Term Bond Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each fund.

                                  CHASE SHORT-                    PRO FORMA       PRO FORMA
                                INTERMEDIATE TERM  CHASE VISTA     COMBINED        COMBINED
                                 U.S. GOVERNMENT   SHORT-TERM   WITHOUT SELECT   WITH SELECT
                                 SECURITIES FUND    BOND FUND   REORGANIZATION  REORGANIZATION
                                -----------------  -----------  --------------  --------------
Total Net Assets
  Class A Shares..............     $        --     $19,503,959   $19,638,953     $ 19,638,953
  Institutional
    Class Shares..............              --      24,560,064    54,723,784       77,106,164
  Class M Shares..............              --       6,772,991     6,772,991        6,772,991
  Investor Class Shares.......         134,994              --            --               --
  Premier Class Shares........      30,163,720              --            --               --
                                   -----------     -----------   -----------     ------------
                                   $30,298,714     $50,837,014   $81,135,728     $103,518,108
                                   ===========     ===========   ===========     ============
Shares Outstanding
  Class A Shares..............              --       1,979,918     1,993,623        1,993,623
  Institutional
    Class Shares..............              --       2,488,068     5,544,169        7,811,887
  Class M Shares..............              --         687,617       687,617          687,617
  Investor Class Shares.......          11,133              --            --               --
  Premier Class Shares........       2,487,248              --            --               --
                                   -----------     -----------   -----------     ------------
                                     2,498,381       5,155,603     8,225,409       10,493,127
                                   ===========     ===========   ===========     ============
Net Asset Value Per Share
  Class A Shares..............              --     $      9.85   $      9.85     $       9.85
  Institutional
    Class Shares..............              --     $      9.87   $      9.87     $       9.87
  Class M Shares..............              --     $      9.85   $      9.85     $       9.85
  Investor Class Shares.......     $     12.13              --            --               --
  Premier Class Shares........     $     12.13              --            --               --

INFORMATION RELATING TO SELECT REORGANIZATION

    The terms and conditions under which the Select Reorganization may be consummated are set forth in the Select Reorganization Plan, which is similar to the Reorganization Plan you are considering. Under the Select Reorganization, holders of shares of Chase Vista Select Short-Term Bond Fund will receive Institutional Class Shares of Chase Vista Short-Term Bond Fund.

                              INVESTMENT POLICIES

    The following discussion summarizes some of the investment policies of Chase Vista Short-Term Bond Fund. While both Chase Vista Short-Term Bond Fund and Chase Short-Intermediate Term U.S. Government Securities Fund invest primarily in debt securities with shorter maturities, certain important differences are described below. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of Chase Vista Short-Term Bond Fund, which are incorporated herein by reference.

OBJECTIVE

    Chase Vista Short-Term Bond Fund seeks a high level of income consistent with the preservation of capital. THE INVESTMENT OBJECTIVE OF CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND IS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH PRESERVATION OF CAPITAL.

MAIN INVESTMENT STRATEGY

    Under normal market conditions, Chase Vista Short-Term Bond Fund will invest at least 65% of its total assets in bonds which have an average maturity of three years or less and the dollar-weighted average maturity will not exceed three years. UNDER NORMAL MARKET CONDITIONS, CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND WILL INVEST AT LEAST 70% OF ITS TOTAL ASSETS IN DEBT SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND ITS AGENCIES OR AUTHORITIES, AND IN REPURCHASE AGREEMENTS INVOLVING THESE SECURITIES.

    Substantially all of Chase Vista Short-Term Bond Fund's investments will be in investment grade securities, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality. THERE IS NO SIMILAR RESTRICTION ON THE RATINGS OF THE SECURITIES HELD BY CHASE

SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND; HOWEVER, IT IS IMPORTANT TO NOTE THAT U.S. GOVERNMENT SECURITIES, WHICH ARE UNRATED, ARE GENERALLY CONSIDERED TO BE OF EXTREMELY HIGH QUALITY.

    Chase Vista Short-Term Bond Fund is permitted to make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards. CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND IS LIMITED IN ITS ABILITY TO MAKE SUBSTANTIAL INVESTMENTS IN FOREIGN DEBT SECURITIES.

    Chase Vista Short-Term Bond Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government, debt, mortgage-backed securities or asset backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the investments of Chase Vista Short-Term Bond Fund across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of Chase Vista Short-Term Bond Fund's portfolio.

    In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

    In determining whether to sell a security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities that have appreciated to meet their target valuations.

    The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of Chase Vista Short-Term Bond Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. Chase Vista Short-Term Bond Fund may seek gains by investing in anticipation of yield curve movements.

    The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

    Chase Vista Short-Term Bond Fund is permitted to invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

    Chase Vista Short-Term Bond Fund is permitted to invest in floating rate securities whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

    Chase Vista Short-Term Bond Fund is permitted to enter into "dollar rolls," in which it sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

    Chase Vista Short-Term Bond Fund is permitted to invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. Chase Vista Short-Term Bond Fund may use derivatives to hedge various market risks or to increase its income or gain.

    Chase Vista Short-Term Bond Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

INVESTMENT RESTRICTIONS

    Chase Vista Short-Term Bond Fund and Chase Short-Intermediate Term U.S. Government Securities Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund which means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or
(ii) more than 50% of the outstanding shares of a Fund.

Neither Fund may:

(1) borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

(2) make loans, except that each Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies;
    (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

(3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent either Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by either Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

(6) issue any senior security (as defined in the 1940 Act), except that
    (a) each Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) each Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, each Fund may borrow money as authorized by the 1940 Act; and

(7) underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

    In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as that Fund. For purposes of investment restriction (5) above, real estate includes real estate limited partnerships. For purposes of investment restriction
(3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by either Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

    In addition, each Fund is subject to the following nonfundamental investment restrictions which may be changed without shareholder approval:

(1) Each Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities).

(2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.

(3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

(4) Each Fund may not invest more than 15% of its net assets in illiquid securities.

(5) Each Fund may not write, purchase or sell any put or call option or any combination thereof.

(6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

    For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    The procedures for purchases, redemptions and exchanges of shares of Chase Vista Short-Term Bond Fund are similar to those of Chase Short-Intermediate Term U.S. Government Securities Fund.

SALES CHARGES

    There is normally a sales charge (sometimes called a "load") to buy Class A Shares of Chase Vista Short-Term Bond Fund. There are also ongoing charges that holders of Class A Shares pay as long as they own their shares, as more fully explained below. There is no sales charge to buy Institutional Class Shares.

    Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders holding Investor Class Shares will receive Class A Shares in the Reorganization but will not have to pay a sales charge. In addition, such Shareholders will not have to pay a sales charge if they buy additional Class A Shares in the future.

12b-1 FEES

    VFD is the distributor for Chase Vista Short-Term Bond Fund, rather than CFD (which acts as distributor for Chase Short-Intermediate Term U.S. Government Securities Fund). Chase Vista Short-Term Bond Fund has adopted a Rule 12b-1 distribution plan for Class A Shares under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class A Shares. A similar 12b-1 distribution plan (with annual distribution fees of up to 0.25%) is currently in effect for Investor Class Shares of Chase Short-Intermediate Term U.S. Government Securities Fund.

    This payment covers such things as compensation for services provided by broker-dealers and expenses connected with the sale of shares. Payments are not tied to actual expenses incurred.

    Because 12b-1 expenses are paid out of Chase Vista Short-Term Bond Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost more than other types of sales charges, used by other mutual funds.

    There is no Rule 12b-1 distribution plan for Institutional Class Shares of Chase Vista Short-Term Bond Fund or Premier Class Shares of Chase
Short-Intermediate Term U.S. Government Securities Fund.

BUYING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF CHASE VISTA SHORT-TERM BOND FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    The price shareholders pay for their shares is the net asset value per share
(NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

    The NAV of each class of the Fund's shares is generally calculated once each day at the close of regular trading on the New York Stock Exchange each day the Fund is accepting purchase orders. A shareholder will pay the next NAV calculated after the Chase Vista Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after funds are converted into federal funds.

    The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after the close of regular trading on the New York Stock Exchange, it will generally be processed at the next day's price. If a purchaser pays by check for Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Fund is open for business.

    If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

    The Fund has the right to reject any purchase order.

    Chase Vista Short-Term Bond Fund's minimum initial investment and eligibility requirements will be waived for shareholders of Chase
Short-Intermediate Term U.S. Government Securities Fund who receive Chase Vista Short-Term Bond Fund Shares in the Reorganization.

    All purchases of Institutional Class Shares of the Fund must be paid for by federal funds wire. They may be purchased only through financial service firms, such as broker-dealers and banks that have an agreement with the Fund.

    For Class A Shares, checks should be made out to Chase Vista Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an Automated Clearing House cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern time, on the day the shareholder buys.

    Shareholders seeking to buy Class A Shares through an investment representative should instruct their representative to contact the Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

    A systematic investment plan is available for Class A Shares.

SELLING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO SALES OF CHASE VISTA SHORT-TERM BOND FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Shares of the Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Fund will receive the next NAV calculated after the Center accepts his or her sale order.

    Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Fund will send the proceeds the same business day. An order to sell shares will not be accepted if the Fund has not collected payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

    Generally, proceeds are sent by electronic transfer or wire for Class A Shares and by wire only for Institutional Class Shares. However, for Class A, if a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds will be sent only to the bank account on the Fund's records.

    For Class A Shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

    A shareholder who purchased through an investment representative, or in the case of Institutional Class Shares, through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

    Shareholders may also sell their shares by contacting the Center directly. Class A shareholders may contact 1-800-34-VISTA while Institutional
Class shareholders may contact 1-800-62-CHASE.

    A systematic withdrawal plan is available for Class A Shares.

EXCHANGING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF CHASE VISTA SHORT-TERM BOND FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Shares of Chase Vista Short-Term Bond Fund may be exchanged for shares in certain other Chase Vista Funds.

    For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

    The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of MFG. The Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING CHASE VISTA SHORT-TERM BOND FUND

    For Class A Shares, Chase Vista Short-Term Bond Fund may close an account if the balance falls below $500. Chase Vista Short-Term Bond Fund may also close the account if an investor is in the Systematic Investment Plan and fails to meet investment minimums over a 12-month period. For Institutional
Class Shares, Chase Vista Short-Term Bond Fund may close an account if the balance falls below $1,000,000 because the investor has sold Shares. At least 60 days' notice will be given before closing the account.

    Unless a shareholder indicates otherwise on his or her account application, the Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Fund will ask that person to confirm the account registration and address to make sure they match those in the Fund records. If they do correspond, the Fund is generally authorized to follow that person's instructions. The Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Fund does not follow reasonable procedures.

    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Fund or contact their investment representative or agent. The Fund may modify or cancel the sale of shares by phone without notice.

    MFG has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A Shares and Institutional Class Shares held by investors serviced by the shareholder servicing agent. MFIT DOES NOT HAVE SIMILAR AGREEMENTS WITH SHAREHOLDER SERVICING AGENTS. ACCORDINGLY, CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND DOES NOT PAY SHAREHOLDER SERVICING FEES.

    Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

    Chase Vista Short-Term Bond Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

    Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

    VFD is the distributor for Chase Vista Short-Term Bond Fund, rather than CFD (which acts as distributor for Chase Short-Intermediate Term U.S. Government Securities Fund). [Please note that it is intended that VFD will change its name
to Chase           Fund Distributors, Inc. in connection with the
Reorganization.]

                            DISTRIBUTIONS AND TAXES

    Each Fund can earn income and realize capital gain. Each Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

    Chase Vista Short-Term Bond Fund declares dividends on a monthly basis. Chase Short-Intermediate Term U.S. Government Securities Fund declares dividends on a daily basis. Each Fund distributes any net investment income at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

    - reinvest all of them in additional Fund shares without a sales charge;

    - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds.

    Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

    If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Each Fund expects that its distributions will consist primarily of ordinary income.

    Early in each calendar year, each Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    The above is only a general summary of tax implications of investing in these Funds. Shareholders should consult their tax advisors to see how investing in the Funds will affect their own tax situation.

          COMPARISON OF CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT
                               SECURITIES FUND'S
                     AND CHASE VISTA SHORT-TERM BOND FUND'S
                            ORGANIZATION STRUCTURES

    There are no differences in the organizational structure of Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

    Chase Short-Intermediate Term U.S. Government Securities Fund is organized as a series of MFIT, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFIT's operations are governed by MFIT's Declaration of Trust and By-Laws (the "MFIT Trust Documents") and applicable Massachusetts law. The operations of Chase Short-Intermediate Term U.S. Government Securities Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF CHASE VISTA SHORT-TERM BOND FUND

    Chase Vista Short-Term Bond Fund is organized as a series of MFG, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFG's operations are governed by MFG's Declaration of Trust and By-Laws (the "MFG Trust Documents") and applicable Massachusetts law. The operations of Chase Vista Short-Term Bond Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

    Subject to the provisions of the Trust Documents, the business of Chase Short-Intermediate Term U.S. Government Securities Fund is managed by MFIT's Trustees and the business of Chase Vista Short-Term Bond Fund is managed by MFG's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities. The Trustees and officers of MFIT and MFG are identical.

    Information concerning the current Trustees of the MFIT Board and the MFG Board is set forth later in this document.

SHARES OF FUNDS

    Each of MFIT and MFG is a trust with an unlimited number of authorized shares of beneficial interest, par value $0.001 per share, which may be divided into portfolios or series and classes thereof. Each Fund is one portfolio of a trust, and may issue multiple classes of shares. Each share of a portfolio or class of a trust represents an equal proportionate interest in that portfolio or class with each other share of that portfolio or class. The shares of each portfolio or class of either MFIT or MFG participate equally in the earnings, dividends and assets of the particular portfolio or class. Fractional shares have proportionate rights to full shares. Expenses of MFIT or MFG that are not attributable to a specific portfolio or class will be allocated to all the portfolios of that trust in a manner believed by its management to be fair and equitable. Generally, shares of each portfolio will be voted separately, for example, to approve an investment advisory agreement and shares of each class of each portfolio will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including the election or selection of Trustees and independent accountants. Neither MFIT nor MFG is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFIT or MFG.

SHAREHOLDER VOTING RIGHTS

    A vacancy in the Board of either MFIT or MFG resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust at a meeting duly called for the purpose. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Upon written request by the holders of shares representing at least $25,000 or 1% of the outstanding shares of that trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trustees will, within five business days after receipt of such request, either provide a list of shareholders or inform such applicants as to the approximate number of shareholders and the approximate costs of mailing the request to them. If the second option is chosen by the Trustees, then the Trustees are generally obligated, upon written request of the applicants, to mail the requested materials to all shareholders of record (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

    Under Massachusetts law, shareholders of either MFIT or MFG could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFIT and MFG disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. The Declaration of Trust of each of MFIT and MFG also provides that the trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

    Under the Declaration of Trust of each of MFIT and MFG, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFIT and MFG, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and Bylaws of each of MFIT and MFG are available without charge upon written request to that trust.

                 INFORMATION RELATING TO THE ADVISORY CONTRACTS

GENERAL INFORMATION

    As noted above, Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund are both managed by Chase pursuant to the Advisory Agreements. Chase has delegated most of its responsibilities with respect to Chase Vista Short-Term Bond Fund to CFAM pursuant to a Subadvisory Agreement between Chase and CFAM. As a result, CFAM is responsible for most of the day-to-day management functions for Chase Vista Short-Term Bond Fund. In addition, the portfolio management team for Chase Vista Short-Term Bond Fund is different from the portfolio management team for Chase Short-Intermediate Term U.S. Government Securities Fund. It is anticipated that during the first quarter of 2001, Chase will transfer its investment advisory business to CFAM and, thereafter, CFAM will be the sole investment adviser to Chase Vista Short-Term Bond Fund and Chase Short-Intermediate Term U.S. Government Securities Fund.

DESCRIPTION OF CHASE

    Chase is an indirect wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company ("CMC"). Chase's principal executive offices are located at 270 Park Avenue, New York, New York 10017. Chase is a New York State chartered bank that provides commercial banking and trust services. As of June 30, 2000, Chase and certain of its affiliates provided investment management services with respect to assets of approximately $250 billion. CMC's principal executive offices are located at 270 Park Avenue, New York, New York 10017. On September 13, 2000, CMC and J.P. Morgan & Co. Incorporated announced that they have agreed to merge. The transaction is expected to close in the first quarter of 2001 and is subject to approval by shareholders of both companies, as well as by U.S. Federal and state and foreign regulatory authorities.

    Under each Advisory Agreement, Chase is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Funds. Chase's responsibilities under each Advisory Agreement including supervising the Funds' investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Funds' investments and complying with regulatory reporting requirements. Chase delegates certain of these responsibilities with respect to Chase Vista Short-Term Bond Fund to CFAM. Under each Advisory Agreement, Chase is obligated to furnish employees, office space and facilities required for operation of the Funds.

    EXPENSES AND ADVISORY FEES. Each Advisory Agreement provides that each of Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund, as the case may be, will pay Chase a monthly advisory fee based upon the average daily net assets of such Fund. The annual rate of the advisory fee is 0.50% for Chase Short-Intermediate Term U.S. Government Securities Fund and 0.25% for Chase Vista Short-Term Bond Fund. Chase may waive fees from time to time to assist the Funds in maintaining competitive yields.

    Under each Advisory Agreement, except as indicated above, each Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with Chase or any of their affiliates); fees payable to the SEC; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

    For the twelve months ended April 30, 2000 Chase accrued management fees and management fee waivers of approximately $158,000 and $122,000, respectively, for Chase Short-Intermediate U.S. Government Securities Fund. For the twelve months ended April 30, 2000, Chase accrued management fees and management fee waivers of approximately $128,000 and $128,000, respectively, for Chase Vista Short-Term Bond Fund.

    SUBCONTRACTING. Chase is authorized by each Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by Chase, not by the Trusts or the relevant Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

    LIMITATION ON LIABILITY. Each Advisory Agreement provides that Chase will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFIT, MFG or either Fund, as the case may be, in connection with the performance of that Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement. Chase would be as fully responsible to MFIT, MFG or either Fund, as the case may be, or a Fund for the acts of any sub-adviser as it is for its own acts.

    DURATION AND TERMINATION. Each Advisory Agreement continues in effect from year to year with respect to Chase Short-Intermediate Term U.S. Government Securities Fund or Chase Vista Short-Term Bond Fund, as the case may be, only so long as such continuation is approved at least annually by (i) the Board of Trustees of either MFIT or MFG, as the case may be, or the majority vote of the outstanding voting securities of such Fund, and (ii) a majority of those Trustees who are neither parties to that Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, each Advisory Agreement is terminable at any time as to either Fund without penalty by either the MFIT or MFG Board, as the case may be, or by vote of the majority vote of such Fund's outstanding voting securities upon 60 days' written notice to Chase, and by Chase on 60 days' written notice to MFIT or MFG, as the case may be.

DESCRIPTION OF CFAM

    CFAM is a wholly-owned subsidiary of Chase. CFAM is located at 1211 Avenue of the Americas, 41st Floor, New York, New York 10036.

DESCRIPTION OF THE SUBADVISORY AGREEMENT

    Pursuant to the Subadvisory Agreement, Chase delegates to CFAM portfolio management duties. With respect to the day-to-day management of Chase Vista Short-Term Bond Fund, CFAM makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. CFAM may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to Chase Vista Short-Term Bond Fund under applicable laws and are under the common control of Chase; PROVIDED that (i) all persons, when providing services under the Subadvisory Agreement, are functioning as part of an organized group of persons, and
(ii) such organized group of persons is managed at all times by authorized officers of CFAM.

    Chase and CFAM bear all expenses in connection with the performance of their respective services under the Subadvisory Agreement.

    As investment adviser, Chase oversees the management of Chase Vista Short-Term Bond Fund under the Subadvisory Agreement, and, subject to the general supervision of the MFG Board, makes recommendations and provides guidelines to CFAM based on general economic trends and macroeconomic factors. Among the recommendations that may be provided by Chase to CFAM are guidelines and benchmarks against which Chase Vista Short-Term Bond Fund would be managed. From the fee paid by Chase Vista Short-Term Bond Fund under the Advisory Agreement to Chase, Chase bears responsibility for payment of subadvisory fees to CFAM. Therefore, Chase Vista Short-Term Bond Fund does not bear any increase in advisory fee rates resulting from the Subadvisory Agreement. The Subadvisory Agreement provides that CFAM is entitled to receive from Chase, out of its advisory fee, a monthly management fee as disclosed below under "Subadvisory Fee."

    DURATION AND TERMINATION. The Subadvisory Agreement will continue for successive one-year periods, provided that such continuation is specifically approved at least annually (i) by the MFG Board, or by a majority of the outstanding voting securities of Chase Vista Short-Term Bond Fund and, in each case, (ii) by a majority of the Trustees who are not interested persons of the Fund, Chase or CFAM, by vote cast in person at a meeting called for such purposes. The Subadvisory Agreement is terminable at any time, without penalty, by vote of the MFG Board, by Chase by the majority of the outstanding voting securities of Chase Vista Short-Term Bond Fund, or by CFAM upon 60 days' written notice. The Subadvisory Agreement will terminate automatically in the event of its assignment, as defined under the 1940 Act.

    SUBADVISORY FEE. As compensation for its services, CFAM receives a fee from Chase. The fee is at the annual rate of 0.15% of the average daily net assets of Chase Vista Short-Term Bond Fund. The fee, which is accrued daily and payable monthly, is calculated for each day by multiplying the fraction of one over the number of calendar days in the year by the 0.15% annual subadvisory fee percentage rate and multiplying this product by the value of the net assets of Chase Vista Short-Term Bond Fund at the close of business on the previous business day of MFG.

    For the twelve months ended April 30, 2000, Chase paid approximately $0 in subadvisory fees to CFAM. THIS FEE WAS PAID BY CHASE OUT OF THE ADVISORY FEE IT RECEIVED FOR CHASE VISTA SHORT-TERM BOND FUND AND WAS NOT AN ADDITIONAL CHARGE TO THE FUND.

PORTFOLIO MANAGER

    The portfolio managers for Chase Vista Short-Term Bond Fund are Timothy Neumann, Head of the Taxable Core Investment Group at Chase and Lynn J. Chen, Vice President and Portfolio Manager at Chase. The portfolio managers for Chase Short-Intermediate Term U.S. Government Securities Fund are Michael Bennis, Vice President and Senior Portfolio Manager at Chase, Mr. Neumann and Ms. Chen.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    Chase, as the investment adviser to both Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund, has responsibilities with respect to each Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of either the MFIT or MFG Board, as the case may be. In addition, the Subadvisory Agreement with CFAM currently provides that CFAM's responsibilities with respect to portfolio transactions and brokerage arrangements will be equivalent to those of Chase under the Advisory Agreements. Accordingly, the description below of Chase's responsibilities under each Advisory Agreement would also apply to the subadviser's responsibilities under the Subadvisory Agreement.

    Under each Advisory Agreement, Chase, subject to the general supervision of the applicable Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for each of Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund with brokers and dealers selected by Chase. These brokers and dealers may include brokers or dealers affiliated with Chase to the extent permitted by the 1940 Act and that trust's policies and procedures applicable to the Funds. Chase shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, Chase shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to Chase, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall Chase be under any duty to obtain the lowest commission or the best net price for a Fund on any particular transaction, nor shall Chase be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by Chase or otherwise materially adverse to such other accounts.

    In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to Chase, a Fund and/or the other accounts over which Chase exercises investment discretion. Chase is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Chase determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of Chase with respect to accounts over which it exercises investment discretion.

Chase shall report to the MFIT Board or the MFG Board, as the case may be, regarding overall commissions paid by a Fund and their reasonableness in relation to the benefits to such Fund.

    In executing portfolio transactions for Chase Short-Intermediate Term U.S. Government Securities Fund or Chase Vista Short-Term Bond Fund, Chase may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in Chase's reasonable judgment, such aggregation (i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFIT's or MFG's registration statement, as the case may be, and such Fund's Prospectus and Statement of Additional Information. In such event, Chase will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

    It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which Chase exercises investment discretion. Conversely, MFIT or any of its portfolios, including Chase Short-Intermediate Term U.S. Government Securities Fund and MFG or any of its portfolios, including Chase Vista Short-Term Bond Fund, may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

                               BOARD OF TRUSTEES

    The Trustees for MFIT and MFG are identical. Set forth below are the current members of the MFIT Board and the MFG Board.

NAME                           PRINCIPAL OCCUPATION AND OTHER INFORMATION
----                           ------------------------------------------
Fergus Reid, III           Chairman of the Trust. Chairman and Chief
                           Executive Officer, Lumelite Corporation, since
                           September 1985; Trustee, Morgan Stanley Funds.
                           Age: 67. Address: 202 June Road, Stamford, CT
                           06903.

*H. Richard Vartabedian    Trustee and President of the Trust. Investment
                           Management Consultant, formerly, Senior Investment
                           Officer, Division Executive of the Investment
                           Management Division of The Chase Manhattan Bank,
                           N.A., 1980 through 1991. Age: 64. Address:
                           P.O. Box 296, Beach Road, Hendrick's Head,
                           Southport, ME 04576.

William J. Armstrong       Trustee. Retired; formerly Vice President and
                           Treasurer, Ingersoll-Rand Company. Age: 58.
                           Address: 287 Hampshire Ridge, Park Ridge, NJ
                           07656.

John R.H. Blum             Trustee. Attorney in private practice; formerly,
                           partner in the law firm of Richards, O'Neil &
                           Allegaert; Commissioner of Agriculture -- State of
                           Connecticut, 1992-1995. Age: 70. Address: 322 Main
                           Street, Lakeville, CT 06039.

Roland R. Eppley, Jr.      Trustee. Retired; formerly President and Chief
                           Executive Officer, Eastern States Bankcard
                           Association Inc., (1971-1988); Director, Jenel
                           Hydraulics, Inc.; Director of The Hanover
                           Funds, Inc. Age: 67. Address: 105 Coventry Place,
                           Palm Beach Gardens, FL 33418.

Stuart W. Cragin, Jr.      Trustee. Retired; formerly President, Fairfield
                           Testing Laboratory, Inc. He has previously served
                           in a variety of marketing, manufacturing and
                           general management positions with Union Camp
                           Corp., Trinity Paper & Plastics Corp., and Conover
                           Industries. Age: 66. Address: 108 Valley Road, Cos
                           Cob, CT 06807.

Joseph J. Harkins          Trustee. Retired; formerly Commercial Sector
                           Executive and Executive Vice President of The
                           Chase Manhattan Bank, N.A. from 1985 through 1989.
                           He had been employed by Chase in numerous
                           capacities and offices from 1954 through 1989.
                           Director of Blessings Corporation, Jefferson
                           Insurance Company of New York, Monticello
                           Insurance Company and National. Age: 68. Address:
                           257 Plantation Circle South, Ponte Vedra Beach, FL
                           32082.

*Sarah E. Jones            Trustee. President and Chief Operating Officer of
                           Chase Mutual Funds Corp.; formerly Managing
                           Director for the Global Asset Management and
                           Private Banking Division of The Chase Manhattan
                           Bank. Age: 47. Address: Chase Mutual Funds Corp.,
                           1211 Avenue of the Americas, 41st Floor, New York,
                           New York 10081.

W.D. MacCallan             Trustee. Director of The Adams Express Co. and
                           Petroleum & Resources Corp. Retired; formerly
                           Chairman of the Board and Chief Executive Officer
                           of The Adams Express Co. and Petroleum & Resources
                           Corp.; Director of The Hanover Funds, Inc. and The
                           Hanover Investment Funds, Inc. Age: 72. Address:
                           624 East 45th Street, Savannah, GA 31405.

George E. McDavid          Trustee. President, Houston Chronicle Publishing
                           Company. Age: 69. Address: P.O. Box 2558,
                           Houston, TX 77252.

NAME                           PRINCIPAL OCCUPATION AND OTHER INFORMATION
----                           ------------------------------------------
W. Perry Neff              Trustee. Retired; Independent Financial
                           Consultant; Director of North America Life
                           Assurance Co., Petroleum & Resources Corp. and The
                           Adams Express Co.; Director and Chairman of The
                           Hanover Funds, Inc.; Director, Chairman and
                           President of The Hanover Investment Funds, Inc.
                           Age: 72. Address: RR 1 Box 102, Weston, VT 05181.

*Leonard M. Spalding, Jr.  Trustee. Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital
                           Management; Chief Investment Executive of The
                           Chase Manhattan Bank. Age: 64. Address: 2025
                           Lincoln Park Road, Springfield, KY 40069.

Richard E. Ten Haken       Trustee. Chairman of the Audit Committee. Formerly
                           District Superintendent of Schools, Monroe No. 2
                           and Orleans Counties, New York; Chairman of the
                           Board and President, New York State Teachers'
                           Retirement System. Age: 65. Address: 4 Barnfield
                           Road, Pittsford, NY 14534.

Irving L. Thode            Trustee. Retired; formerly Vice President of
                           Quotron Systems. He has previously served in a
                           number of executive positions with Control Data
                           Corp., including President of its Latin American
                           Operations, and General Manager of its Data
                           Services business. Age: 69. Address: 80 Perkins
                           Road, Greenwich, CT 06830.

------------------------

  * Asterisks indicate those Trustees that are "Interested Persons" (as defined in the 1940 Act). Mr. Reid is not an interested person of the Trust's investment advisers or principal underwriter, but may be deemed an interested person of either Trust solely by reason of being an officer of either Trust.

    The executive officers of MFIT and MFG are identical. Set forth below as to each executive officer of MFIT and MFG is his or her name, age, principal occupation during the past five years and other directorships held in public companies.

NAME AND POSITION      AGE  PRINCIPAL OCCUPATION AND OTHER INFORMATION
-----------------      ---  ------------------------------------------

Martin R. Dean         37   Treasurer and Assistant Secretary. Vice
                            President, Administration Services, BISYS
                            Fund Services, Inc.; formerly Senior
                            Manager, KPMG Peat Marwick (1987-1994).
                            Address: 3435 Stelzer Road, Columbus, OH
                            43219.

Lisa Hurley            45   Secretary. Senior Vice President and
                            General Counsel, BISYS Fund
                            Services, Inc.; formerly Counsel to Moore
                            Capital Management and General Counsel to
                            Global Asset Management and Northstar
                            Investments Management. Address: 90 Park
                            Avenue, New York, NY 10016.

Vicky M. Hayes         37   Assistant Secretary. Vice President and
                            Global Marketing Manager, Vista Fund
                            Distributors, Inc.; formerly Assistant
                            Vice President, Alliance Capital
                            Management and held various positions with
                            J. & W. Seligman & Co. Address: 1211
                            Avenue of the Americas, 41st Floor,
                            New York, NY 10081.

Alaina Metz            33   Assistant Secretary. Chief Administrative
                            Officer, BISYS Fund Services, Inc.;
                            formerly Supervisor, Blue Sky Department,
                            Alliance Capital Management L.P. Address:
                            3435 Stelzer Road, Columbus, OH 43219.

    The Trustees and officers of MFIT and MFG appearing in the tables above also serve in the same capacities with respect to Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Group, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio (these entities, together with MFIT and MFG, are referred to as the "Chase Vista Funds").

TRANSACTIONS WITH AND REMUNERATION OF TRUSTEES AND OFFICERS

    No compensation, direct or otherwise, other than through fees paid to Chase or CFAM, is payable by either MFIT or MFG to any of its officers or Trustees who are affiliated with Chase or CFAM (or any of their affiliates). Those Trustees who are not affiliated with Chase or its affiliates will be paid an annual fee plus a fee for each meeting of the Board of Trustees or any committee thereof that such Trustee attends, together with reimbursement for reasonable expenses incurred in attending such meetings. Chase, CFAM and their affiliates have had, and expect in the future to have, banking and other business transactions in the ordinary course of business with corporations of which those Trustees who are not "interested persons" of Chase or CFAM are directors or officers. Any such transactions are made on substantially the same terms as those prevailing at the time for comparable transactions with other persons, including, where applicable, interest rates, collateral, fees and other charges, and do not involve more than the normal risk of collectibility (in the case of loans) or present other unfavorable features.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the MFIT Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. MFIT's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition MFIT may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of MFIT to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to MFIT a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

    Only Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders of record at the close of business on November 10, 2000 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted [___] Chase Short-Intermediate Term U.S. Government Securities Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

    The presence in person or by proxy of Shareholders that own a majority of the outstanding Chase Short-Intermediate Term U.S. Government Securities Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders determine to adjourn the Meeting for any other reason, the Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders holding a majority of the Chase Short-Intermediate Term U.S. Government Securities Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Chase Short-Intermediate Term U.S. Government Securities Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Chase Short-Intermediate Term U.S. Government Securities Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

    All Chase Short-Intermediate Term U.S. Government Securities Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR the Proposal described in this Combined Prospectus/Proxy Statement. Chase Short-Intermediate Term U.S. Government Securities Fund Shareholders voting to ABSTAIN on the Proposal will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposal, but not as having voted FOR the Proposal. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposal on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposal.

    A proxy granted by any Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder may be revoked by such Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder at any time prior to its use by written notice to MFIT, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, Proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

    Chase, and not Chase Short-Intermediate Term U.S. Government Securities Fund or Chase Vista Short-Term Bond Fund (or shareholders of either fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of MFIT by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

SHAREHOLDER APPROVALS

    Approval of the Reorganization Plan (and the transactions contemplated thereby) requires the affirmative vote of the lesser of (i) 67% or more of the Chase Short-Intermediate Term U.S. Government Securities Fund Shares present at the Meeting and (ii) more than 50% of all outstanding Chase Short-Intermediate Term U.S. Government Securities Fund Shares. In tallying Chase Short-Intermediate Term U.S. Government Securities Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

    On the Record Date, the Trustees and officers of Chase Short-Intermediate Term U.S. Government Securities Fund as a group owned less than 1% of the outstanding shares of Chase Short-Intermediate Term U.S. Government Securities Fund. On the Record Date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of any class or series of shares of Chase Short-Intermediate Term U.S. Government Securities Fund and the percentage of any class or series of shares of Chase Vista Short-Term Bond Fund that would be owned by such persons upon consummation of the Reorganization based upon their holdings at November 10, 2000 are as follows:

CHASE SHORT-                                                                   PERCENTAGE OF
INTERMEDIATE                                                                   CHASE SHORT-           PERCENTAGE OF CLASS OF
TERM U.S.                                                 AMOUNT OF          INTERMEDIATE TERM        CHASE VISTA SHORT-TERM
GOVERNMENT                   NAME AND                      SHARES             U.S. GOVERNMENT          BOND FUND OWNED UPON
SECURITIES FUND              ADDRESS                        OWNED               SECURITIES                 CONSUMMATION
---------------   ------------------------------       ---------------       -----------------       ------------------------

    At November 10, 2000 the Trustees and officers of MFG as a group owned less than 1% of the outstanding shares of Chase Vista Short-Term Bond Fund.

    At November 10, 2000 the name, address and share ownership of the persons who owned beneficially more than 5% of any class of Chase Vista Short-Term Bond Fund and the percentage of shares that would be owned by such person upon consummation of the Reorganization based upon their holdings at November 10, 2000 were as follows:

                                             CLASS AND        PERCENTAGE OF       PERCENTAGE OF       PERCENTAGE OF
CHASE VISTA                                  AMOUNT OF         CLASS OWNED         FUND SHARES         CLASS OWNED
SHORT-TERM                                     SHARES           ON RECORD           OWNED ON               UPON
BOND FUND        NAME AND ADDRESS              OWNED              DATE             RECORD DATE         CONSUMMATION
---------    -------------------------       ----------       -------------       -------------       --------------

                       ADDITIONAL INFORMATION ABOUT MFIT

    Information about Chase Short-Intermediate Term U.S. Government Securities Fund is included in the Prospectus dated April 30, 2000, which is incorporated by reference and enclosed herein. Additional information about Chase Short-Intermediate Term U.S. Government Securities Fund is also included in MFIT's Statement of Additional Information dated April 30, 2000 which has been filed with the SEC and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-5-CHASE-0. MFIT is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices at 7 World Trade Center,

Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and is also available on the SEC's web site at http://www.sec.gov.

                        ADDITIONAL INFORMATION ABOUT MFG

    Information about Chase Vista Short-Term Bond Fund is included in the Prospectus dated February 28, 2000, which is incorporated by reference and enclosed herein. Additional information about Chase Vista Short-Term Bond Fund is also included in MFG's Statement of Additional Information dated February 28, 2000 which has been filed with the SEC and which is incorporated herein by reference. Copies of the Statement of Additional Information may be obtained without charge by calling 1-800-34-VISTA. MFG is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the SEC's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

    The unaudited financial statements and financial highlights and notes thereto of Chase Short-Intermediate Term U.S. Government Securities Fund for the six-month period ended June 30, 2000 and Chase Vista Short-Term Bond Fund for the six-month period ended April 30, 2000 and the audited financial statements and financial highlights and notes thereto of Chase Short-Intermediate Term U.S. Government Securities Fund for the fiscal year ended December 31, 1999 and Chase Vista Short-Term Bond Fund for the fiscal year ended October 31, 1999, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial statements and financial highlights for Chase Short-Intermediate Term U.S. Government Securities Fund and Chase Vista Short-Term Bond Fund have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS

    The MFIT Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the MFIT Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

    Neither MFIT nor MFG is involved in any litigation that would have any material adverse effect upon either Chase Short-Intermediate Term U.S. Government Securities Fund or Chase Vista Short-Term Bond Fund.

                             SHAREHOLDER INQUIRIES

    Shareholder inquiries may be addressed to MFIT in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-5-CHASE-0.

                                     * * *

    SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this 31st day of October, 2000 by and between Mutual Fund Investment Trust (the "Transferor Trust"), a Massachusetts business trust, on behalf of the Chase
Short-Intermediate Term U.S. Government Securities Fund (the "Transferor Portfolio") and Mutual Fund Group (the "Acquiring Trust") and the Chase Vista Short-Term Bond Fund (the "Acquiring Portfolio").

    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest, par value $.001 per share, of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.

      (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Institutional Class share class, in exchange for Premier
Class Shares of the Transferor Portfolio, and the Class A share class, in exchange for Investor Class Shares of the Transferor Portfolio, with the amounts of shares of each class to be determined by the parties. Any shares of capital stock (if any), par value $.001 per share, of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Chase Manhattan Bank (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of each Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete dissolution of the Transferor Portfolio.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on February 19, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

      (ii) The number of Institutional Class shares of the Acquiring Portfolio Shares to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Premier Class shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Premier Class shares by the net asset value per share of the Institutional Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of Class A shares of the Acquiring Portfolio Shares to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Investor Class shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Investor Class shares by the net asset value per share of the Class A shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

      (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the

Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, par value $.001 per share, of which as of August 31, 2000 there were outstanding 1,979,918 Class A shares, 687,617 Class M Shares and 2,488,068 Institutional Class shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended October 31, 1999 which have been audited by PricewaterhouseCoopers LLP, the financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended October 31, 2000 when such statements are available, and the unaudited financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the six months ended April 30, 2000 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to April 30, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

    (i) NO MATERIAL ADVERSE CHANGE. Since October 31, 1999, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

    (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

    (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed for all taxable years to and including October 31, 1999, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due.

    (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, par value $.001 per share, of which as of August 31, 2000 there were outstanding 11,133 Investor Class shares and 2,487,248 Premier Class shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this
Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio for the fiscal year ended December 31, 1999, which have been audited by PricewaterhouseCoopers LLP, and the unaudited financial statements for the Trust with respect to the Transferor Portfolio for the six months ended June 30, 2000 fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to June 30, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since December 31, 1999, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio' assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

    (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

    (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to each Transferor Portfolio, have been filed for all taxable years to and including December 31, 1999, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due.

    (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in
Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Trust's books. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this
Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Portfolio with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of each of the Acquiring Portfolio since October 31, 1999.

    (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this

Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by the shareholder (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and
(v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since December 31, 1999.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by The Chase Manhattan Bank, in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d)  REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in
Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f)  TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by the Board of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the

Reorganization by notice to the Acquiring Portfolio and The Chase Manhattan Bank if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and The Chase Manhattan Bank if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust.

    (e) TERMINATION BY THE TRANSFEROR TRUST. This Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or The Chase Manhattan Bank on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (f) TERMINATION BY THE ACQUIRING TRUST. This Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or The Chase Manhattan Bank on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (g) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

 9. EXPENSES

    The expenses of the Reorganization will be borne by The Chase Manhattan Bank. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees;
(vii) legal fees and (viii) solicitation costs relating to the Reorganization.

10. NOTICES

    Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio) or the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

1211 Avenue of the Americas
41st Floor
New York, New York 10036

with a copy to

Simpson Thacher & Bartlett
425 Lexington Avenue
New York, New York 10017
Attention: Cynthia G. Cobden, Esq.

11. RELIANCE

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Plan shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

(d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

(e) The name "Mutual Fund Investment Trust" is the designation of its Trustees under a Declaration of Trust dated October 1, 1997, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as neither the Transferor Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

(f) The name "Mutual Fund Group" is the designation of its Trustees under a Declaration of Trust dated May 11, 1987, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as neither the Acquiring Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                          MUTUAL FUND INVESTMENT TRUST

                                          on behalf of Chase Short-Intermediate
                                          Term U.S. Government Securities Fund

                                          By:
                                        ________________________________________
                                              Name:
                                              Title:

                                          MUTUAL FUND GROUP

                                          on behalf of Chase Vista Short-Term
                                          Bond Fund

                                          By:
                                        ________________________________________
                                              Name:
                                              Title:

Agreed and acknowledged with respect to Section 9:

THE CHASE MANHATTAN BANK

By: ________________________________________
    Name:
    Title:

                                     [LOGO]

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                (SPECIAL MEETING OF SHAREHOLDERS
                                                                              OF
                                                   CHASE SHORT-INTERMEDIATE TERM
                                                U.S. GOVERNMENT SECURITIES FUND,
                                              A SERIES OF MUTUAL FUND INVESTMENT
                                                                          TRUST)

         CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND,
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST

          1211 AVENUE OF THE AMERICAS, 41ST FLOOR, NEW YORK, NY 10036
                                (800) 5-CHASE-0

                       CHASE VISTA SHORT-TERM BOND FUND,
                         A SERIES OF MUTUAL FUND GROUP

          1211 AVENUE OF THE AMERICAS, 41ST FLOOR, NEW YORK, NY 10036
                                 (800) 34-VISTA

    This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated [December 1,] 2000 for the Special Meeting of Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund ('Chase Short-Intermediate Term U.S. Government Securities Fund'), a series of Mutual Fund Investment Trust ("MFIT"), to be held on January 26, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling Chase Short-Intermediate Term U.S. Government Securities Fund at 1-800-5-CHASE-0.

    Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

    Further information about Chase Vista Short-Term Bond Fund is contained in MFG's Statement of Additional Information dated February 28, 2000 which is incorporated herein by reference.

    The date of this Statement of Additional Information is [December 1,] 2000.

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

General Information...............................    3
Financial Statements..............................    4
Pro Forma Financial Statements....................    5

                              GENERAL INFORMATION

    The Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund are being asked to consider and vote on one proposal.

    With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of October 31, 2000 by and between MFIT, on behalf of Chase Short-Intermediate Term U.S. Government Securities Fund, and MFG, on behalf of Chase Vista Short-Term Bond Fund, and the transactions contemplated thereby. The Reorganization Plan contemplates the transfer of all of the assets and liabilities of Chase Short-Intermediate Term U.S. Government Securities Fund to Chase Vista Short-Term Bond Fund in exchange for shares issued by MFG in Chase Vista Short-Term Bond Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of Chase Short-Intermediate Term U.S. Government Securities Fund that are outstanding immediately before the Effective Time of the Reorganization.

    Following the exchange, Chase Short-Intermediate Term U.S. Government Securities Fund will make a liquidating distribution of Chase Vista Short-Term Bond Fund shares to its Shareholders, so that (a) a holder of Investor
Class Shares in Chase Short-Intermediate Term U.S. Government Securities Fund will receive Class A Shares of Chase Vista Short-Term Bond Fund and (b) a holder of Premier Class shares in Chase Short-Intermediate Term U.S. Government Securities Fund will receive Institutional Class Shares of Chase Vista Short-Term Bond Fund, in each case of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

    A Special Meeting of Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund to consider the proposals and the related transaction will be held at the offices of The Chase Manhattan Bank, One Chase Square, Third Floor Garden Room, Rochester, New York 14643, on January 26, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

    The unaudited financial statements and notes thereto of Chase Short-Intermediate Term U.S. Government Securities Fund contained in its Semi-Annual Report to Shareholders dated June 30, 2000 and the audited financial statements and notes thereto of Chase Short-Intermediate Term U.S. Government Securities Fund contained in its Annual Report to Shareholders dated
December 31, 1999 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The unaudited financial statements and notes thereto of Chase Vista Short-Term Bond Fund contained in its Semi-Annual Report to Shareholders dated April 30, 2000 and the audited financial statements and notes thereto of Chase Vista Short-Term Bond Fund contained in its Annual Report to Shareholders dated October 31, 1999 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The financial statements and notes thereto which appear in each of Chase Short-Intermediate Term U.S. Government Securities Fund's and Chase Vista Short-Term Bond Fund's Annual Report to Shareholders have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. No other parts of the Semi-Annual or Annual Reports are incorporated herein by reference. The financial statements and notes thereto for Chase Short-Intermediate Term U.S. Government Securities Fund for the fiscal year ended December 31, 1999 and for Chase Vista Short-Term Bond Fund for the fiscal year ended October 31, 1999 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                         PRO FORMA FINANCIAL STATEMENTS

         CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND
                           WITH SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                           APRIL 30, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                        PRINCIPAL AMOUNT
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                      ---------    ---------------    ---------   --------
LONG-TERM INVESTMENTS--89.4%
U.S. TREASURY SECURITIES--13.4%
U.S. Treasury Notes & Bonds,
  4.63%, 12/31/00                      $1,500                          $  400      $1,900
  5.50%, 12/31/00                                      $  800                         800
  5.63%, 02/15/06                                       1,000                       1,000
  5.88%, 11/30/01                                         900                         900
  5.88%, 11/15/04                       1,000                             300       1,300
  6.00%, 08/15/04                                       2,000                       2,000
  6.38%, 08/15/02                       2,100                                       2,100
  6.88%, 05/15/06                                       1,100                       1,100
  7.00%, 07/15/06                                         500                         500
  10.75%, 02/15/03                                      1,500                       1,500
TOTAL U.S. TREASURY SECURITIES
(COST $4,598, $7,957, $697 AND
  $13,252, RESPECTIVELY)
U.S. GOVERNMENT AGENCY SECURITIES--25.2%
Federal Farm Credit Bank, MTN,
  6.90%, 05/01/02                                       1,330                       1,330
Federal Home Loan Bank,
  5.50%, 08/13/01                       2,000                           1,000       3,000
  6.79%, 04/17/01                                       1,300                       1,300
Federal Home Loan Mortgage Corp.,
  6.25%, 10/15/02                                       1,500                       1,500
  7.00%, 02/15/03                                       4,500                       4,500
Federal National Mortgage
  Association,
  5.25%, 01/15/03                                       1,500                       1,500
  5.75%, 04/15/03                       4,700                           2,000       6,700
  6.00%, 05/15/08                                       1,000                       1,000
  6.25%, 11/15/02                                       1,500                       1,500

                                                          MARKET VALUE
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                      ---------    ---------------    ---------   --------
LONG-TERM INVESTMENTS--89.4%
U.S. TREASURY SECURITIES--13.4%
U.S. Treasury Notes & Bonds,
  4.63%, 12/31/00                      $ 1,482                         $   395     $ 1,877
  5.50%, 12/31/00                                      $   795                         795
  5.63%, 02/15/06                                          958                         958
  5.88%, 11/30/01                                          889                         889
  5.88%, 11/15/04                          974                             292       1,266
  6.00%, 08/15/04                                        1,958                       1,958
  6.38%, 08/15/02                        2,087                                       2,087
  6.88%, 05/15/06                                        1,118                       1,118
  7.00%, 07/15/06                                          511                         511
  10.75%, 02/15/03                                       1,651                       1,651
                                       -------         -------         -------     -------
TOTAL U.S. TREASURY SECURITIES
(COST $4,598, $7,957, $697 AND
  $13,252, RESPECTIVELY)                 4,543           7,880             687      13,110
                                       -------         -------         -------     -------
U.S. GOVERNMENT AGENCY SECURITIES--
Federal Farm Credit Bank, MTN,
  6.90%, 05/01/02                                        1,324                       1,324
Federal Home Loan Bank,
  5.50%, 08/13/01                        1,963                             982       2,945
  6.79%, 04/17/01                                        1,301                       1,301
Federal Home Loan Mortgage Corp.,
  6.25%, 10/15/02                                        1,471                       1,471
  7.00%, 02/15/03                                        4,480                       4,480
Federal National Mortgage
  Association,
  5.25%, 01/15/03                                        1,430                       1,430
  5.75%, 04/15/03                        4,524                           1,925       6,449
  6.00%, 05/15/08                                          921                         921
  6.25%, 11/15/02                                        1,470                       1,470

                  See notes to pro forma financial statements.

         CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND
                           WITH SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                     APRIL 30, 2000 (UNAUDITED) (CONTINUED)
                             (AMOUNTS IN THOUSANDS)

                                                        PRINCIPAL AMOUNT
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                     -----------  -----------------  -----------  ---------
  6.50%, 08/15/04                                      $1,000                      $1,000
  6.63%, 09/15/09                                       1,000                       1,000
  7.10%, 10/18/04                                       1,000                       1,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $6,531, $15,511, $2,928 AND
  $24,970, RESPECTIVELY)
CORPORATE NOTES & BONDS--36.3%
AUTOMOTIVE--7.3%
DaimlerChrysler North America
  Holding Corp. (Germany),
  MTN, 6.84%, 10/15/02                 $1,500                          $  600       2,100
General Motors Acceptance Corp.,
  MTN, 8.25%, 02/28/02                  1,500                             650       2,150
Paccar Financial Corp., MTN, 6.79%,
  08/15/02                              1,500                                       1,500
TRW, Inc., 6.45%, 06/15/01              1,000                             500       1,500
BANKING--7.7%
Bank of America Corp., 8.38%,
  03/15/02                              1,400                             600       2,000
Bank of New York Co., Inc., 7.63%,
  07/15/02                              1,500                             500       2,000
Bank One Corp., 8.10%, 03/01/02         1,500                             650       2,150
First Union Corp, 8.00%, 11/15/02                                         700         700
Norwest Corp., MTN, 5.75%, 02/01/03                                       700         700
BUSINESS SERVICES--1.1%
Comdisco, Inc., 5.95%, 04/30/02           750                             375       1,125
DIVERSIFIED--1.5%
Tyco International Group, SA
  (Luxemburg), 6.13%, 06/15/01          1,000                             500       1,500
FINANCIAL SERVICES--7.4%
Goldman Sachs Group LP, #, 6.60%,
  07/15/02                              1,500                                       1,500
Household Finance Corp., MTN, FRN,
  6.13%, 07/15/12                       1,500                             750       2,250

                                                          MARKET VALUE
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                     -----------  -----------------  -----------  ---------
  6.50%, 08/15/04                                      $   972                     $   972
  6.63%, 09/15/09                                          954                         954
  7.10%, 10/18/04                                          983                         983
                                       -------         -------         -------     -------
TOTAL U.S. GOVERNMENT AGENCY SECURI
(COST $6,531, $15,511, $2,928 AND
  $24,970, RESPECTIVELY)               $ 6,487          15,306         $ 2,907      24,700
                                       -------         -------         -------     -------
CORPORATE NOTES & BONDS--36.3%
AUTOMOTIVE--7.3%
DaimlerChrysler North America
  Holding Corp. (Germany),
  MTN, 6.84%, 10/15/02                   1,481                             592       2,073
General Motors Acceptance Corp.,
  MTN, 8.25%, 02/28/02                   1,517                             658       2,175
Paccar Financial Corp., MTN, 6.79%,
  08/15/02                               1,480                                       1,480
TRW, Inc., 6.45%, 06/15/01                 982                             491       1,473
                                       -------                         -------     -------
                                         5,460                           1,741       7,201
                                       -------                         -------     -------
BANKING--7.7%
Bank of America Corp., 8.38%,
  03/15/02                               1,419                             608       2,027
Bank of New York Co., Inc., 7.63%,
  07/15/02                               1,505                             502       2,007
Bank One Corp., 8.10%, 03/01/02          1,511                             655       2,166
First Union Corp, 8.00%, 11/15/02                                          706         706
Norwest Corp., MTN, 5.75%, 02/01/03                                        669         669
                                       -------                         -------     -------
                                         4,435                           3,140       7,575
                                       -------                         -------     -------
BUSINESS SERVICES--1.1%
Comdisco, Inc., 5.95%, 04/30/02            721                             360       1,081
DIVERSIFIED--1.5%
Tyco International Group, SA
  (Luxemburg), 6.13%, 06/15/01             982                             491       1,473
FINANCIAL SERVICES--7.4%
Goldman Sachs Group LP, #, 6.60%,
  07/15/02                               1,463                                       1,463
Household Finance Corp., MTN, FRN,
  6.13%, 07/15/12                        1,454                             727       2,181

                  See notes to pro forma financial statements.

         CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND
                           WITH SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                     APRIL 30, 2000 (UNAUDITED) (CONTINUED)
                             (AMOUNTS IN THOUSANDS)

                                                        PRINCIPAL AMOUNT
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                     -----------  -----------------  -----------  ---------
International Lease Finance Corp.,
  MTN, 8.16%, 02/14/02                 $1,500                          $  555      $2,055
Lehman Brothers Holdings, Inc.,
  MTN, 6.38%, 03/15/01                  1,000                             500       1,500
INSURANCE--3.0%
American General Finance Corp.,
  5.90%, 01/15/03                       1,500                             750       2,250
Conseco, Inc., MTN, 7.60%, 06/21/01       750                             375       1,125
OFFICE/BUSINESS EQUIPMENT--2.2%
Xerox Corp., 8.13%, 04/15/02            1,500                             650       2,150
PIPELINES--1.5%
EL Paso Energy Corp., Class B,
  6.63%, 07/15/01                       1,000                             500       1,500
RETAILING--1.5%
Kroger Co., Ser. B, 6.34%, 06/01/01     1,000                             500       1,500
TELECOMMUNICATIONS--2.3%
AT&T Capital Corp., MTN, 6.25%,
  05/15/01                                550                             250         800
GTE South, Inc., Class B, 7.25%,
  08/01/02                              1,000                             500       1,500
UTILITIES--0.8%
TXU Eastern Funding (United
  Kingdom), 6.15%,
  05/15/02                                550                             250         800
TOTAL CORPORATE NOTES & BONDS
(COST $25,080, $0, $11,377 AND
  $36,457, RESPECTIVELY)
RESIDENTIAL MORTGAGE BACKED SECURITIES--6.2%
COLLATERALIZED MORTGAGE OBLIGATIONS--2.8%
Federal Home Loan Mortgage Corp.,
  Ser. 2196, Class MA, 7.00%,
  11/15/06                                             $1,434                       1,434
Federal National Mortgage
  Association, Ser. 1993-250,
  Class A, 6.15%, 09/25/16                978                             430       1,408

                                                          MARKET VALUE
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                     -----------  -----------------  -----------  ---------
International Lease Finance Corp.,
  MTN, 8.16%, 02/14/02                 $ 1,520                         $   563     $ 2,083
Lehman Brothers Holdings, Inc.,
  MTN, 6.38%, 03/15/01                     991                             495       1,486
                                       -------                         -------     -------
                                         5,428                           1,785       7,213
                                       -------                         -------     -------
INSURANCE--3.0%
American General Finance Corp.,
  5.90%, 01/15/03                        1,435                             717       2,152
Conseco, Inc., MTN, 7.60%, 06/21/01        540                             270         810
                                       -------                         -------     -------
                                         1,975                             987       2,962
                                       -------                         -------     -------
OFFICE/BUSINESS EQUIPMENT--2.2%
Xerox Corp., 8.13%, 04/15/02             1,506                             653       2,159
PIPELINES--1.5%
EL Paso Energy Corp., Class B,
  6.63%, 07/15/01                          988                             494       1,482
RETAILING--1.5%
Kroger Co., Ser. B, 6.34%, 06/01/01        982                             491       1,473
TELECOMMUNICATIONS--2.3%
AT&T Capital Corp., MTN, 6.25%,
  05/15/01                                 543                             247         790
GTE South, Inc., Class B, 7.25%,
  08/01/02                                 994                             497       1,491
                                       -------                         -------     -------
                                         1,537                             744       2,281
                                       -------                         -------     -------
UTILITIES--0.8%
TXU Eastern Funding (United
  Kingdom), 6.15%,
  05/15/02                                 531                             241         772
                                       -------                         -------     -------
TOTAL CORPORATE NOTES & BONDS
(COST $25,080, $0, $11,377 AND
  $36,457, RESPECTIVELY)                24,545                          11,127      35,672
                                       -------                         -------     -------
RESIDENTIAL MORTGAGE BACKED SECURIT
COLLATERALIZED MORTGAGE OBLIGATIONS
Federal Home Loan Mortgage Corp.,
  Ser. 2196, Class MA, 7.00%,
  11/15/06                                             $ 1,407                       1,407
Federal National Mortgage
  Association, Ser. 1993-250,
  Class A, 6.15%, 09/25/16                 966                             425       1,391
                                       -------         -------         -------     -------
                                           966           1,407             425       2,798
                                       -------         -------         -------     -------

                  See notes to pro forma financial statements.

         CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND
                           WITH SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                     APRIL 30, 2000 (UNAUDITED) (CONTINUED)
                             (AMOUNTS IN THOUSANDS)

                                                        PRINCIPAL AMOUNT
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                     -----------  -----------------  -----------  ---------
MORTGAGE BACKED PASS-THROUGH
  SECURITIES--3.4%
Federal National Mortgage
  Association,
  Pool 190806, 6.00%, 05/01/01                         $  975                      $  975
  Pool 251901, 6.50%, 08/01/13                          2,468                       2,468
TOTAL RESIDENTIAL MORTGAGE BACKED
SECURITIES
(COST $971, $4,893, $427 AND
$6,291, RESPECTIVELY)
COMMERCIAL MORTGAGE BACKED SECURITIES--1.2%
Credit Suisse First Boston Mortgage
  Securities Corp.,
  Ser. 1997-SPCE, Class A, #,
  6.65%, 06/20/03                      $  178                          $   89         267
Nationslink Funding Corp., Ser.
  1999-SL, Class A2, 6.10%,
  12/10/01                                600                             300         900
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $778, $0, $389 AND $1,167,
  RESPECTIVELY)
ASSET BACKED SECURITIES--7.1%
Carco Auto Loan Master Trust, Ser.
  1999-1, Class A2,
  5.78%, 03/15/04                       1,500                             750       2,250
Citibank Credit Card Master Trust
  I, Ser. 1997-2, Class A,
  6.55%, 02/15/04                       1,500                             750       2,250
GE Capital Mortgage
  Services, Inc., Ser. 1999-HE3,
  Class A2,
  7.00%, 09/25/13                       1,000                             500       1,500
Residential Asset Securities Corp.,
  Ser. 1999-KS2,
  Class A14, 6.80%, 10/25/23              750                             350       1,100
TOTAL ASSET BACKED SECURITIES
(COST $4,787, $0, $2,369 AND
  $7,156, RESPECTIVELY)
TOTAL LONG-TERM INVESTMENTS
(COST $42,745, $28,361, $18,187 AND
$89,293, RESPECTIVELY)

                                                          MARKET VALUE
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                     -----------  -----------------  -----------  ---------
MORTGAGE BACKED PASS-THROUGH
  SECURITIES--3.4%
Federal National Mortgage
  Association,
  Pool 190806, 6.00%, 05/01/01                         $   966                     $   966
  Pool 251901, 6.50%, 08/01/13                           2,363                       2,363
                                                       -------                     -------
                                                         3,329                       3,329
                                       -------         -------         -------     -------
TOTAL RESIDENTIAL MORTGAGE BACKED
SECURITIES
(COST $971, $4,893, $427 AND
$6,291, RESPECTIVELY)                  $   966           4,736         $   425       6,127
                                       -------         -------         -------     -------
COMMERCIAL MORTGAGE BACKED SECURITI
Credit Suisse First Boston Mortgage
  Securities Corp.,
  Ser. 1997-SPCE, Class A, #,
  6.65%, 06/20/03                          174                              87         261
Nationslink Funding Corp., Ser.
  1999-SL, Class A2, 6.10%,
  12/10/01                                 589                             294         883
                                       -------                         -------     -------
TOTAL COMMERCIAL MORTGAGE BACKED SE
(COST $778, $0, $389 AND $1,167,
  RESPECTIVELY)                            763                             381       1,144
                                       -------                         -------     -------
ASSET BACKED SECURITIES--7.1%
Carco Auto Loan Master Trust, Ser.
  1999-1, Class A2,
  5.78%, 03/15/04                        1,459                             729       2,188
Citibank Credit Card Master Trust
  I, Ser. 1997-2, Class A,
  6.55%, 02/15/04                        1,480                             740       2,220
GE Capital Mortgage
  Services, Inc., Ser. 1999-HE3,
  Class A2,
  7.00%, 09/25/13                          990                             495       1,485
Residential Asset Securities Corp.,
  Ser. 1999-KS2,
  Class A14, 6.80%, 10/25/23               732                             342       1,074
                                       -------                         -------     -------
TOTAL ASSET BACKED SECURITIES
(COST $4,787, $0, $2,369 AND
  $7,156, RESPECTIVELY)                  4,661                           2,306       6,967
                                       -------         -------         -------     -------
TOTAL LONG-TERM INVESTMENTS
(COST $42,745, $28,361, $18,187 AND
$89,293, RESPECTIVELY)                  41,965          27,922          17,833      87,720
                                       -------         -------         -------     -------

                  See notes to pro forma financial statements.

         CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND
                           WITH SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                     APRIL 30, 2000 (UNAUDITED) (CONTINUED)
                             (AMOUNTS IN THOUSANDS)

                                                        PRINCIPAL AMOUNT
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                     -----------  -----------------  -----------  ---------
SHORT-TERM INVESTMENTS--10.0%
MONEY MARKET FUND--0.2%
Goldman Sachs ILA Government
Portfolio
(COST $217, $0, $0 AND $217,
RESPECTIVELY)                          $  217                                      $  217
REPURCHASE AGREEMENT--7.8%
Greenwich Capital Markets Inc.
  5.80%, due 05/01/00 (Dated
  04/28/00, Proceeds $6,217, $0,
  $1,435 and $7,652, respectively,
  Fully collateralized by U.S.
  Treasury or Government Agency
  securities)
(COST $6,214, $0, $1,434 AND
$7,648, RESPECTIVELY)                   6,214                          $1,434       7,648
U.S. GOVERNMENT AGENCY SECURITY--2.0%
Federal Home Loan Bank, DN, 5.87%,
05/01/00
(COST $0, $1,936, $0 AND $1,936,
RESPECTIVELY)                                          $1,936                       1,936
TOTAL SHORT-TERM INVESTMENTS
(COST $6,431, $1,936, $1,434 AND
  $9,801, RESPECTIVELY)
TOTAL INVESTMENTS--99.4%
(COST $49,176, $30,297, $19,621 AND
  $99,094, RESPECTIVELY)

                                                          MARKET VALUE
                                     ------------------------------------------------------
                                                    CHASE SHORT-     CHASE VISTA
                                     CHASE VISTA  INTERMEDIATE TERM    SELECT
                                     SHORT-TERM    U.S. GOVERNMENT   SHORT-TERM   PRO FORMA
                                      BOND FUND    SECURITIES FUND    BOND FUND   COMBINED
                                     -----------  -----------------  -----------  ---------
SHORT-TERM INVESTMENTS--10.0%
MONEY MARKET FUND--0.2%
Goldman Sachs ILA Government
Portfolio
(COST $217, $0, $0 AND $217,
RESPECTIVELY)                          $   217                                     $   217
REPURCHASE AGREEMENT--7.8%
Greenwich Capital Markets Inc.
  5.80%, due 05/01/00 (Dated
  04/28/00, Proceeds $6,217, $0,
  $1,435 and $7,652, respectively,
  Fully collateralized by U.S.
  Treasury or Government Agency
  securities)
(COST $6,214, $0, $1,434 AND
$7,648, RESPECTIVELY)                    6,214                         $ 1,434       7,648
U.S. GOVERNMENT AGENCY SECURITY--2.
Federal Home Loan Bank, DN, 5.87%,
05/01/00
(COST $0, $1,936, $0 AND $1,936,
RESPECTIVELY)                                          $ 1,936                       1,936
                                       -------         -------         -------     -------
TOTAL SHORT-TERM INVESTMENTS
(COST $6,431, $1,936, $1,434 AND
  $9,801, RESPECTIVELY)                  6,431           1,936           1,434       9,801
                                       -------         -------         -------     -------
TOTAL INVESTMENTS--99.4%
(COST $49,176, $30,297, $19,621 AND
  $99,094, RESPECTIVELY)               $48,396         $29,858         $19,267     $97,521
                                       =======         =======         =======     =======

INDEX:
#    -- Security may only be sold to qualified
        institutional buyers.
DN   -- Discount Note. The rate shown is the effective
        yield at the time of purchase.
FRN -- Floating Rate Note. The maturity date shown is the next interest reset date; the interest rate shown is the rate in effect at April 30, 2000.
MTN  -- Medium Term Note.

                  See notes to pro forma financial statements.

 CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT
                                SECURITIES FUND
                           WITH SELECT REORGANIZATION
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2000 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                          CHASE SHORT
                                      CHASE VISTA        INTERMEDIATE           CHASE VISTA
                                       SHORT-TERM        TERM US GOVT        SELECT SHORT-TERM       PRO FORMA         PRO FORMA
                                       BOND FUND        SECURITIES FUND          BOND FUND          ADJUSTMENTS        COMBINED
                                      ------------      ---------------      -----------------      ------------      -----------
ASSETS:
  Investment securities, at
    value                               $48,396             $29,858               $19,267             $    --          $ 97,521
  Cash                                        1                   1                   167                   5(b)            174
  Other assets                                1                  --                     3                  (3)(a)             1
  Receivables:
    Interest and dividend                   586                 424                   265                  --             1,275
    Fund shares sold                        247                  --                    --                  --               247
    Expense reimbursement from
      Distributor                             1                   1                    --                   3(a)
                                                                                                           (5)(b)            --
                                        -------             -------               -------             -------          --------
        Total Assets                     49,232              30,284                19,702                  --            99,218
                                        -------             -------               -------             -------          --------
LIABILITIES:
  Payables:
    Fund shares redeemed                    424                  --                   209                  --               633
    Dividends                                77                 143                    94                  --               314
  Accrued liabilities:
    Investment advisory fees                 --                   2                     2                  --                 4
    Administration fees                      --                   4                     2                  --                 6
    Shareholder servicing fees                3                  --                     1                  --                 4
    Distribution fees                         5                  --                    --                  --                 5
    Custodian fees                           14                  18                     9                  --                41
    Other                                    79                  18                    34                  --               131
                                        -------             -------               -------             -------          --------
        Total Liabilities                   602                 185                   351                  --             1,138
                                        -------             -------               -------             -------          --------
NET ASSETS:
  Paid in capital                        51,195              31,002                20,191                  --           102,388
  Accumulated undistributed
    (distributions in excess of)
    net investment income                    11                   3                   (33)                 --               (19)
  Accumulated net realized loss
    on investments and futures
    transactions                         (1,796)               (467)                 (453)                 --            (2,716)
  Net unrealized depreciation of
    investments                            (780)               (439)                 (354)                 --            (1,573)
                                        -------             -------               -------             -------          --------
      Net Assets                        $48,630             $30,099               $19,351             $    --          $ 98,080
                                        =======             =======               =======             =======          ========
Shares of beneficial interest
outstanding ($.001 par value;
unlimited number of shares
authorized):
  Class A Shares                          1,997                  --                    --                  13(c)          2,010
  Class I Shares                          2,573                  --                 1,888                  89(d)
                                             --                  --                    --               3,062(c)          7,612
  Class M Shares                            400                  --                    --                  --               400
  Premier Class Shares                       --               2,506                    --              (2,506)(c)            --
  Investor Class Shares                      --                  11                    --                 (11)(c)            --
Net Asset Value and redemption
  price:
  Class A Shares                        $  9.78                  --                    --                  --          $   9.78
  Class I Shares                        $  9.79                  --               $ 10.25                  --          $   9.79
  Class M Shares                        $  9.78                  --                    --                  --          $   9.78
  Premier Class Shares                       --             $ 11.96                    --                  --                --
  Investor Class Shares                      --             $ 11.96                    --                  --                --
Class A Maximum Public Offering
  Price Per Share (net asset
  value per share / 98.5%)              $  9.93                  --                    --                  --          $   9.93
Class M Maximum Public Offering
  Price Per Share (net asset
  value per share / 98.5%)              $  9.93                  --                    --                  --          $   9.93
                                        =======             =======               =======             =======          ========
  Cost of investments                   $49,176             $30,297               $19,621             $    --          $ 99,094
                                        =======             =======               =======             =======          ========

(a)                     Reflects reclassification of unamortized organization
                        expense which will be reimbursed by the Distributor.
(b)                     Reflects payment of amounts owed by the Distibutor prior to the Reorganization.
(c)                     Represents the difference between total additional shares to be issued (see Note 2) and current Chase Short Intermediate
                        U.S. Government Securities Fund shares outstanding.
(d)                     Represents the difference between total additional shares to be issued (see Note 2) and current Chase Vista Select
                        Short-Term Bond Fund shares outstanding.

                  See notes to pro forma financial statements.

 CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT
                                SECURITIES FUND
                           WITH SELECT REORGANIZATION
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
             FOR THE TWELVE MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                          CHASE SHORT
                                      CHASE VISTA        INTERMEDIATE           CHASE VISTA
                                       SHORT-TERM        TERM US GOVT        SELECT SHORT-TERM       PRO FORMA         PRO FORMA
                                       BOND FUND        SECURITIES FUND          BOND FUND          ADJUSTMENTS        COMBINED
                                      ------------      ---------------      -----------------      ------------      -----------
INTEREST INCOME:                        $ 3,007             $ 1,855          $           1,297         $   --           $ 6,159
                                        -------             -------          -----------------         ------           -------
EXPENSES:
  Investment advisory fees                  128                 158                         54            (79)(a)           261
  Administration fees                        76                  47                         34             --               157
  Shareholder servicing fees                128                  --                         17            117(a)(e)         262
  Distribution fees                          63                  --                         --             --                63
  Custodian fees                             80                  53                         39            (96)(b)            76
  Printing and postage                       22                  21                          2            (20)(b)            25
  Professional fees                          40                  29                         36            (60)(b)            45
  Registration expenses                      17                  16                          1            (20)(b)            14
  Transfer agent fees                        59                  42                         16            (13)(b)           104
  Trustees' fees                              3                   2                          1             --                 6
  Other                                       4                   7                          2             (1)(c)            12
                                        -------             -------          -----------------         ------           -------
      Total expenses                        620                 375                        202           (172)            1,025
                                        -------             -------          -----------------         ------           -------
  Less amounts waived                       308                 122                         97            (84)(a)(f)
                                                                                                          (19)(d)           424
  Less earnings credits                       3                  --                          1             --                 4
  Less expense reimbursements                 7                  16                         25             --                48
                                        -------             -------          -----------------         ------           -------
      Net expenses                          302                 237                         79            (69)              549
                                        -------             -------          -----------------         ------           -------
      Net investment income               2,705               1,618                      1,218             69             5,610
                                        -------             -------          -----------------         ------           -------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized loss on:
    Investments                            (860)               (443)                      (398)            --            (1,701)
    Futures transactions                    (27)                 --                         (8)            --               (35)
  Change in net unrealized
    depreciation of investments            (575)               (698)                      (260)            --            (1,533)
                                        -------             -------          -----------------         ------           -------
  Net realized and unrealized
    loss on investments                  (1,462)             (1,141)                      (666)            --            (3,269)
                                        -------             -------          -----------------         ------           -------
  Net increase in net assets
    from operations                     $ 1,243             $   477          $             552         $   69           $ 2,341
                                        =======             =======          =================         ======           =======

(a)                     Reflects adjustment to investment advisory fees,
                        administration fees, shareholder servicing fees,
                        distribution fees and/or related waivers based on the
                        surviving Fund's revised fee schedule.
(b)                     Reduction reflects the estimated benefit of combining
                        operations.
(c)                     Deferred organizational expenses of the acquired Fund will not be assumed by the surviving Fund.
(d)                     Reflects reduction of custody waivers consistent with
                        estimated reduction of custody expenses.
(e)                     Chase Short Intermediate Term U.S. Government Securities
                        Fund did not charge shareholder servicing fees during the
                        twelve months ended April 30, 2000. Chase Vista Select
                        Short-Term Bond Fund did not charge shareholder servicing
                        fees from the period May 1, 1999 to January 2, 2000.
(f)                     Waivers reflected in the historical statement amounts do not reflect current expense arrangements or waivers. During the twelve months ended April 30, 2000, Chase Vista Short-Term
                        Bond Fund waived substantial investment advisory fees,
                        administration fees and shareholder servicing fees, and
                        Chase Short Intermediate Term U.S. Government Securities
                        Fund waived substantial advisory fees. Those waivers have
                        since been discontinued or significantly reduced.

                  See notes to pro forma financial statements.

                       CHASE VISTA SHORT-TERM BOND FUND/
         CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                         WITHOUT SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                           APRIL 30, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                PRINCIPAL AMOUNT                                    MARKET VALUE
                                 ----------------------------------------------    ----------------------------------------------
                                                  CHASE SHORT-                                      CHASE SHORT-
                                 CHASE VISTA    INTERMEDIATE TERM                  CHASE VISTA    INTERMEDIATE TERM
                                 SHORT-TERM      U.S. GOVERNMENT     PRO FORMA     SHORT-TERM      U.S. GOVERNMENT     PRO FORMA
                                  BOND FUND      SECURITIES FUND      COMBINED      BOND FUND      SECURITIES FUND      COMBINED
                                  ---------      ---------------      --------      ---------      ---------------      --------
LONG-TERM INVESTMENTS--88.8%
U.S. TREASURY SECURITIES--15.8%
U.S. Treasury Notes & Bonds,
  4.63%, 12/31/00                  $1,500                              $1,500        $ 1,482                            $ 1,482
  5.50%, 12/31/00                                    $  800               800                          $   795              795
  5.63%, 02/15/06                                     1,000             1,000                              958              958
  5.88%, 11/30/01                                       900               900                              889              889
  5.88%, 11/15/04                   1,000                               1,000            974                                974
  6.00%, 08/15/04                                     2,000             2,000                            1,958            1,958
  6.38%, 08/15/02                   2,100                               2,100          2,087                              2,087
  6.88%, 05/15/06                                     1,100             1,100                            1,118            1,118
  7.00%, 07/15/06                                       500               500                              511              511
  10.75%, 02/15/03                                    1,500             1,500                            1,651            1,651
                                                                                     -------           -------          -------
TOTAL U.S. TREASURY SECURITIES
(COST $4,598, $7,957 AND
  $12,555, RESPECTIVELY)                                                               4,543             7,880           12,423
                                                                                     -------           -------          -------
U.S. GOVERNMENT AGENCY SECURITIES--27.7%
Federal Farm Credit Bank,
  MTN, 6.90%, 05/01/02                                1,330             1,330                            1,324            1,324
Federal Home Loan Bank,
  5.50%, 08/13/01                   2,000                               2,000          1,963                              1,963
  6.79%, 04/17/01                                     1,300             1,300                            1,301            1,301
Federal Home Loan Mortgage
  Corp.,
  6.25%, 10/15/02                                     1,500             1,500                            1,471            1,471
  7.00%, 02/15/03                                     4,500             4,500                            4,480            4,480
Federal National Mortgage
  Association,
  5.25%, 01/15/03                                     1,500             1,500                            1,430            1,430
  5.75%, 04/15/03                   4,700                               4,700          4,524                              4,524
  6.00%, 05/15/08                                     1,000             1,000                              921              921
  6.25%, 11/15/02                                     1,500             1,500                            1,470            1,470
  6.50%, 08/15/04                                     1,000             1,000                              972              972
  6.63%, 09/15/09                                     1,000             1,000                              954              954

                  See notes to pro forma financial statements.

                       CHASE VISTA SHORT-TERM BOND FUND/
         CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                         WITHOUT SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                     APRIL 30, 2000 (UNAUDITED) (CONTINUED)
                             (AMOUNTS IN THOUSANDS)

                                                PRINCIPAL AMOUNT                                    MARKET VALUE
                                 ----------------------------------------------    ----------------------------------------------
                                                  CHASE SHORT-                                      CHASE SHORT-
                                 CHASE VISTA    INTERMEDIATE TERM                  CHASE VISTA    INTERMEDIATE TERM
                                 SHORT-TERM      U.S. GOVERNMENT     PRO FORMA     SHORT-TERM      U.S. GOVERNMENT     PRO FORMA
                                  BOND FUND      SECURITIES FUND      COMBINED      BOND FUND      SECURITIES FUND      COMBINED
                                  ---------      ---------------      --------      ---------      ---------------      --------
U.S. GOVERNMENT AGENCY SECURITIES--CONTINUED
  7.10%, 10/18/04                                    $1,000            $1,000                          $   983          $   983
                                                                                     -------           -------          -------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $6,531, $15,511 AND
  $22,042, RESPECTIVELY)                                                             $ 6,487            15,306           21,793
                                                                                     -------           -------          -------
CORPORATE NOTES & BONDS--31.2%
AUTOMOTIVE--6.9%
DaimlerChrysler North America
  Holding Corp. (Germany),
  MTN, 6.84%, 10/15/02             $1,500                               1,500          1,481                              1,481
General Motors Acceptance
  Corp., MTN, 8.25%, 02/28/02       1,500                               1,500          1,517                              1,517
Paccar Financial Corp., MTN,
  6.79%, 08/15/02                   1,500                               1,500          1,480                              1,480
TRW, Inc., 6.45%, 06/15/01          1,000                               1,000            982                                982
                                                                                     -------                            -------
                                                                                       5,460                              5,460
                                                                                     -------                            -------
BANKING--5.6%
Bank of America Corp., 8.38%,
  03/15/02                          1,400                               1,400          1,419                              1,419
Bank of New York Co., Inc.,
  7.63%, 07/15/02                   1,500                               1,500          1,505                              1,505
Bank One Corp., 8.10%,
  03/01/02                          1,500                               1,500          1,511                              1,511
                                                                                     -------                            -------
                                                                                       4,435                              4,435
                                                                                     -------                            -------
BUSINESS SERVICES--0.9%
Comdisco, Inc., 5.95%,
  04/30/02                            750                                 750            721                                721
DIVERSIFIED--1.3%
Tyco International Group, SA
  (Luxemburg), 6.13%,
  06/15/01                          1,000                               1,000            982                                982
FINANCIAL SERVICES--6.9%
Goldman Sachs Group LP, #,
  6.60%, 07/15/02                   1,500                               1,500          1,463                              1,463
Household Finance Corp., MTN,
  FRN, 6.13%, 07/15/12              1,500                               1,500          1,454                              1,454
International Lease Finance
  Corp., MTN, 8.16%, 02/14/02       1,500                               1,500          1,520                              1,520
Lehman Brothers Holdings,
  Inc., MTN, 6.38%, 03/15/01        1,000                               1,000            991                                991
                                                                                     -------                            -------
                                                                                       5,428                              5,428
                                                                                     -------                            -------
INSURANCE--2.5%
American General Finance
  Corp., 5.90%, 01/15/03            1,500                               1,500          1,435                              1,435
Conseco, Inc., MTN, 7.60%,
  06/21/01                            750                                 750            540                                540
                                                                                     -------                            -------
                                                                                       1,975                              1,975
                                                                                     -------                            -------

                  See notes to pro forma financial statements.

                       CHASE VISTA SHORT-TERM BOND FUND/
         CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                         WITHOUT SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                     APRIL 30, 2000 (UNAUDITED) (CONTINUED)
                             (AMOUNTS IN THOUSANDS)

                                                PRINCIPAL AMOUNT                                    MARKET VALUE
                                 ----------------------------------------------    ----------------------------------------------
                                                  CHASE SHORT-                                      CHASE SHORT-
                                 CHASE VISTA    INTERMEDIATE TERM                  CHASE VISTA    INTERMEDIATE TERM
                                 SHORT-TERM      U.S. GOVERNMENT     PRO FORMA     SHORT-TERM      U.S. GOVERNMENT     PRO FORMA
                                  BOND FUND      SECURITIES FUND      COMBINED      BOND FUND      SECURITIES FUND      COMBINED
                                  ---------      ---------------      --------      ---------      ---------------      --------
OFFICE/BUSINESS EQUIPMENT--1.9%
Xerox Corp., 8.13%, 04/15/02       $1,500                              $1,500        $ 1,506                            $ 1,506
PIPELINES--1.3%
EL Paso Energy Corp.,
  Class B, 6.63%, 07/15/01          1,000                               1,000            988                                988
RETAILING--1.3%
Kroger Co., Ser. B, 6.34%,
  06/01/01                          1,000                               1,000            982                                982
TELECOMMUNICATIONS--1.9%
AT&T Capital Corp., MTN,
  6.25%, 05/15/01                     550                                 550            543                                543
GTE South, Inc., Class B,
  7.25%, 08/01/02                   1,000                               1,000            994                                994
                                                                                     -------                            -------
                                                                                       1,537                              1,537
                                                                                     -------                            -------
UTILITIES--0.7%
TXU Eastern Funding (United
  Kingdom), 6.15%, 05/15/02           550                                 550            531                                531
                                                                                     -------                            -------
TOTAL CORPORATE NOTES & BONDS
(COST $25,080, $0 AND
  $25,080, RESPECTIVELY)                                                              24,545                             24,545
                                                                                     -------                            -------
RESIDENTIAL MORTGAGE BACKED SECURITIES--7.2%
COLLATERALIZED MORTGAGE OBLIGATIONS--3.0%
Federal Home Loan Mortgage
  Corp., Ser. 2196,
  Class MA, 7.00%, 11/15/06                          $1,434             1,434                          $ 1,407            1,407
Federal National Mortgage
  Association, Ser. 1993-250,
  Class A, 6.15%, 09/25/16            978                                 978            966                                966
                                                                                     -------           -------          -------
                                                                                         966             1,407            2,373
                                                                                     -------           -------          -------
MORTGAGE BACKED PASS-THROUGH SECURITIES--4.2%
Federal National Mortgage
  Association,
  Pool 190806, 6.00%,
    05/01/01                                            975               975                              966              966
  Pool 251901, 6.50%,
    08/01/13                                          2,468             2,468                            2,363            2,363
                                                                                                       -------          -------
                                                                                                         3,329            3,329
                                                                                     -------           -------          -------
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES
(COST $971, $4,893 AND
  $5,864, RESPECTIVELY)                                                                  966             4,736            5,702
                                                                                     -------           -------          -------
COMMERCIAL MORTGAGE BACKED SECURITIES--1.0%
Credit Suisse First Boston
  Mortgage Securities Corp.,
  Ser. 1997-SPCE, Class A, #,
  6.65%, 06/20/03                     178                                 178            174                                174
Nationslink Funding Corp.,
  Ser. 1999-SL, Class A2,
  6.10%, 12/10/01                     600                                 600            589                                589
                                                                                     -------                            -------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $778, $0 AND $778,
  RESPECTIVELY)                                                                          763                                763
                                                                                     -------                            -------

                  See notes to pro forma financial statements.

                       CHASE VISTA SHORT-TERM BOND FUND/
         CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                         WITHOUT SELECT REORGANIZATION
             PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                     APRIL 30, 2000 (UNAUDITED) (CONTINUED)
                             (AMOUNTS IN THOUSANDS)

                                                PRINCIPAL AMOUNT                                    MARKET VALUE
                                 ----------------------------------------------    ----------------------------------------------
                                                  CHASE SHORT-                                      CHASE SHORT-
                                 CHASE VISTA    INTERMEDIATE TERM                  CHASE VISTA    INTERMEDIATE TERM
                                 SHORT-TERM      U.S. GOVERNMENT     PRO FORMA     SHORT-TERM      U.S. GOVERNMENT     PRO FORMA
                                  BOND FUND      SECURITIES FUND      COMBINED      BOND FUND      SECURITIES FUND      COMBINED
                                  ---------      ---------------      --------      ---------      ---------------      --------
ASSET BACKED SECURITIES--5.9%
Carco Auto Loan Master Trust,
  Ser. 1999-1, Class A2,
  5.78%, 03/15/04                  $1,500                              $1,500        $ 1,459                            $ 1,459
Citibank Credit Card Master
  Trust I, Ser. 1997-2,
  Class A, 6.55%, 02/15/04          1,500                               1,500          1,480                              1,480
GE Capital Mortgage
  Services, Inc., Ser.
  1999-HE3, Class A2, 7.00%,
  09/25/13                          1,000                               1,000            990                                990
Residential Asset Securities
  Corp., Ser. 1999-KS2,
  Class A14, 6.80%, 10/25/23          750                                 750            732                                732
                                                                                     -------                            -------
TOTAL ASSET BACKED SECURITIES
(COST $4,787, $0 AND $4,787,
  RESPECTIVELY)                                                                        4,661                              4,661
                                                                                     -------           -------          -------
TOTAL LONG-TERM INVESTMENTS
(COST $42,745, $28,361 AND
  $71,106, RESPECTIVELY)                                                              41,965           $27,922           69,887
                                                                                     -------           -------          -------
SHORT-TERM INVESTMENTS--10.6%
MONEY MARKET FUND--0.3%
Goldman Sachs ILA Government Portfolio
(COST $217, $0 AND $217,
  RESPECTIVELY)                       217                                 217            217                                217
REPURCHASE AGREEMENT--7.9%
Greenwich Capital Markets
  Inc.
  5.80%, due 05/01/00 (Dated
  04/28/00, Proceeds $6,217,
  $0 and $6,217,
  respectively, Fully
  collateralized by U.S.
  Treasury or Government
  Agency securities)
(COST $6,214, $0 AND $6,214,
  RESPECTIVELY)                     6,214                               6,214          6,214                              6,214
U.S. GOVERNMENT AGENCY SECURITY--2.4%
Federal Home Loan Bank, DN, 5.87%, 05/01/00
(COST $0, $1,936 AND $1,936,
  RESPECTIVELY)                                      $1,936             1,936                            1,936            1,936
                                                                                                       -------          -------
TOTAL SHORT-TERM INVESTMENTS
(COST $6,431, $1,936 AND
  $8,367, RESPECTIVELY)                                                                6,431             1,936            8,367
                                                                                     -------           -------          -------
TOTAL INVESTMENTS--99.4%
(COST $49,176, $30,297 AND
  $79,473, RESPECTIVELY)                                                             $48,396           $29,858          $78,254
                                                                                     =======           =======          =======

INDEX:
#                       -- Security may only be sold to qualified institutional
                           buyers.
DN                      -- Discount Note. The rate shown is the effective yield at the time of purchase.
FRN                     -- Floating Rate Note. The maturity date shown is the next interest reset date; the interest rate shown is the rate
                          in effect at April 30, 2000.
MTN                     -- Medium Term Note.

                  See notes to pro forma financial statements.

                       CHASE VISTA SHORT-TERM BOND FUND/
         CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                         WITHOUT SELECT REORGANIZATION
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2000 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                             CHASE SHORT
                                                         CHASE VISTA        INTERMEDIATE
                                                          SHORT-TERM        TERM US GOVT         PRO FORMA         PRO FORMA
                                                          BOND FUND        SECURITIES FUND      ADJUSTMENTS        COMBINED
                                                         ------------      ---------------      ------------      -----------
ASSETS:
  Investment securities, at value                          $48,396             $29,858            $    --           $78,254
  Cash                                                           1                   1                  2(a)              4
  Other assets                                                   1                  --                 --                 1
  Receivables:
    Interest and dividends                                     586                 424                 --             1,010
    Fund shares sold                                           247                  --                 --               247
    Expense reimbursement from Distributor                       1                   1                 (2)(a)            --
                                                           -------             -------            -------           -------
        Total Assets                                        49,232              30,284                 --            79,516
                                                           -------             -------            -------           -------
LIABILITIES:
Payables:
    Fund shares redeemed                                       424                  --                 --               424
    Dividends                                                   77                 143                 --               220
  Accrued liabilities:
    Investment advisory fees                                    --                   2                 --                 2
    Administration fees                                         --                   4                 --                 4
    Shareholder servicing fees                                   3                  --                 --                 3
    Distribution fees                                            5                  --                 --                 5
    Custodian fees                                              14                  18                 --                32
    Other                                                       79                  18                 --                97
                                                           -------             -------            -------           -------
        Total Liabilities                                      602                 185                 --               787
                                                           -------             -------            -------           -------
NET ASSETS:
  Paid in capital                                           51,195              31,002                 --            82,197
  Accumulated undistributed net investment income               11                   3                 --                14
  Accumulated net realized loss on investments and
    futures transactions                                    (1,796)               (467)                --            (2,263)
  Net unrealized depreciation of investments                  (780)               (439)                --            (1,219)
                                                           -------             -------            -------           -------
      Net Assets                                           $48,630             $30,099            $    --           $78,729
                                                           =======             =======            =======           =======
Shares of beneficial interest outstanding ($.001
par value; unlimited number of shares authorized):
  Class A Shares                                             1,997                  --                 13(b)          2,010
  Class I Shares                                             2,573                  --              3,062(b)          5,635
  Class M Shares                                               400                  --                 --               400
  Premier Class Shares                                          --               2,506             (2,506)(b)            --
  Investor Class Shares                                         --                  11                (11)(b)            --
Net Asset Value and redemption price:
  Class A Shares                                           $  9.78                  --                 --           $  9.78
  Class I Shares                                           $  9.79                  --                 --           $  9.79
  Class M Shares                                           $  9.78                  --                 --           $  9.78
  Premier Class Shares                                          --             $ 11.96                 --                --
  Investor Class Shares                                         --             $ 11.96                 --                --
Class A Maximum Public Offering Price Per Share
  (net asset value per share / 98.5%)                      $  9.93                  --                 --           $  9.93
Class M Maximum Public Offering Price Per Share
  (net asset value per share / 98.5%)                      $  9.93                  --                 --           $  9.93
                                                           =======             =======            =======           =======
Cost of investments                                        $49,176             $30,297            $    --           $79,473
                                                           =======             =======            =======           =======

(a)                     Reflects payment of amounts owed by the Distibutor prior to the Reorganization.
(b)                     Represents the difference between total additional shares to be issued (see Note 2) and current Chase Short Intermediate
                        U.S. Government Securities Fund shares outstanding.

                  See notes to pro forma financial statements.

                       CHASE VISTA SHORT-TERM BOND FUND/
         CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                         WITHOUT SELECT REORGANIZATION
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
             FOR THE TWELVE MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                            CHASE SHORT
                                                       CHASE VISTA         INTERMEDIATE
                                                        SHORT-TERM         TERM US GOVT          PRO FORMA         PRO FORMA
                                                        BOND FUND         SECURITIES FUND       ADJUSTMENTS        COMBINED
                                                       ------------      -----------------      ------------      -----------
      INTEREST INCOME:                                   $ 3,007              $ 1,855              $  --            $ 4,862
                                                         -------              -------              -----            -------
      EXPENSES:
        Investment advisory fees                             128                  158                (79)(a)            207
        Administration fees                                   76                   47                 --                123
        Shareholder servicing fees                           128                   --                 79(a)(c)          207
        Distribution fees                                     63                   --                 --                 63
        Custodian fees                                        80                   53                (51)(b)             82
        Printing and postage                                  22                   21                (10)(b)             33
        Professional fees                                     40                   29                (30)(b)             39
        Registration expenses                                 17                   16                (10)(b)             23
        Transfer agent fees                                   59                   42                (26)(b)             75
        Trustees' fees                                         3                    2                 --                  5
        Other                                                  4                    7                 --                 11
                                                         -------              -------              -----            -------
            Total expenses                                   620                  375               (127)               868
                                                         -------              -------              -----            -------
        Less amounts waived                                  308                  122                (86)(a)(d)         344
        Less earnings credits                                  3                   --                 --                  3
        Less expense reimbursements                            7                   16                 --                 23
                                                         -------              -------              -----            -------
            Net expenses                                     302                  237                (41)               498
                                                         -------              -------              -----            -------
            Net investment income                          2,705                1,618                 41              4,364
                                                         -------              -------              -----            -------
      REALIZED AND UNREALIZED GAIN (LOSS) ON
        INVESTMENTS:
        Net realized loss on:
          Investments                                       (860)                (443)                --             (1,303)
          Futures transactions                               (27)                  --                 --                (27)
          Change in net unrealized depreciation
            of investments                                  (575)                (698)                --             (1,273)
                                                         -------              -------              -----            -------
        Net realized and unrealized loss on
          investments                                     (1,462)              (1,141)                --             (2,603)
                                                         -------              -------              -----            -------
        Net increase in net assets from
          operations                                     $ 1,243              $   477              $  41            $ 1,761
                                                         =======              =======              =====            =======

(a)                     Reflects adjustment to investment advisory fees,
                        administration fees, shareholder servicing fees,
                        distribution fees and/or related waivers based on the
                        surviving Fund's revised fee schedule.
(b)                     Reduction reflects the estimated benefit of combining
                        operations.
(c)                     Chase Short Intermediate Term U.S. Government Securities
                        Fund did not charge shareholder servicing fees during the
                        twelve months ended April 30, 2000. Chase Vista Select
                        Short-Term Bond Fund did not charge shareholder servicing
                        fees from the period May 1, 1999 to January 2, 2000.
(d)                     Waivers reflected in the historical statement amounts do not reflect current expense arrangements or waivers. During the twelve months ended April 30, 2000, Chase Vista Short-Term
                        Bond Fund waived substantial investment advisory fees,
                        administration fees and shareholder servicing fees, and
                        Chase Short Intermediate Term U.S. Government Securities
                        Fund waived substantial advisory fees. Those waivers have
                        since been discontinued or significantly reduced.

                  See notes to pro forma financial statements.

 CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT
                                SECURITIES FUND/

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. BASIS OF COMBINATION:

The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Portfolio Investments ("Pro Forma Statements") reflect the accounts of Chase Vista Short-Term Bond Fund ("CVSTBF"), Chase Short Intermediate Term U.S. Government Securities Fund ("CSITUSGSF") and Chase Vista Select Short-Term Bond Fund ("CVSSTBF") as if the proposed reorganization occurred as of and for the twelve months ended April 30, 2000.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of CSITUSGSF ("Chase Reorganization") and CVSSTBF ("Select Reorganization") in exchange for shares in CVSTBF. The Pro Forma Statements reflect that shareholders of CSITUSGSF may approve the Reorganization while shareholders of CVSSTBF do not, and vice versa. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund which have been incorporated by reference in their respective Statement of Additional Information.

2. SHARES OF BENEFICIAL INTEREST:

Immediately prior to the reorganization, existing shares of CVSSTBF would be renamed Institutional Class Shares.

Under the proposed Reorganization, each shareholder of CSITUSGSF and CVSSTBF would receive shares of CVSTBF with a value equal to their holding in CSITUSGSF and CVSSTBF, respectively. Holders of Investor Class Shares in CSITUSGSF would receive Class A Shares in CVSTBF and holders of Premier Class Shares in CSITUSGSF would receive Institutional Class Shares in CVSTBF. Holders of Institutional Class Shares in CVSSTBF would receive Institutional Class Shares in CVSTBF. Therefore, as a result of the proposed Reorganization, current shareholders of CSITUSGSF and CVSSTBF will become shareholders of CVSTBF.

The pro forma net asset value per share assumes the issuance of additional shares of CVSTBF which would have been issued on April 30, 2000 in connection with the proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 2000 net assets of CSITUSGSF and CVSSTBF and the net asset value per share of CVSTBF.

                                                                 A CLASS     INSTITUTIONAL
                                                                 SHARES      CLASS SHARES
Additional Shares Issued                                           13,025       5,038,815
Net Assets April 30, 2000 CSITUSGSF                              $127,346     $29,971,754
Net Assets April 30, 2000 CVSSTBF                                      --     $19,351,350
Net Asset Value Per Share CVSTBF                                    $9.78           $9.79

                                                                INSTITUTIONAL
WITHOUT CHASE REORGANIZATION                                    CLASS SHARES
Additional Shares Issued                                           1,976,894
Net Assets April 30, 2000 CVSSTBF                                $19,351,350
Net Asset Value Per Share CVSTBF                                       $9.79

 CHASE VISTA SHORT-TERM BOND FUND/CHASE SHORT INTERMEDIATE TERM U.S. GOVERNMENT
                                SECURITIES FUND/

               NOTES TO PRO FORMA FINANCIAL STATEMENTS--CONTINUED
                                  (UNAUDITED)

                                                                A CLASS      INSTITUTIONAL
WITHOUT SELECT REORGANIZATION                                    SHARES      CLASS SHARES
Additional Shares Issued                                          13,025       3,061,921
Net Assets April 30, 2000 CSITUSGSF                             $127,346     $29,971,754
Net Asset Value Per Share CVSTBF                                   $9.78           $9.79

3. PRO FORMA OPERATIONS:

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for CVSTBF at the combined level of average net assets for the twelve months ended April 30, 2000. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

         FORM N-14

         PART C - OTHER INFORMATION

         Item 15.  Indemnification.

                  ---------------

         Reference is hereby made to Article V of the Registrant's Declaration of Trust.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

         Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and


                                    Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



         Item 16.  Exhibits.

               ---------------

         1          Declaration of Trust. (1)

         2          By-laws. (1)

         3          None.

         4 Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

         5          Declaration of Trust and By-laws. (1)

         6 (a)      Form of Investment Advisory Agreement. (2)

         6 (b) Form of Investment Sub-Advisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc. (2)

         7 Distribution and Sub-Administration Agreement dated August 21, 1995. (2)

         8 (a)      Retirement Plan for Eligible Trustees. (2)

         8 (b)      Deferred Compensation Plan for Eligible Trustees. (2)

         9          Form of Custodian Agreement. (1)

         10 (a) Forms of Rule 12b-1 Distribution Plans including Selected Dealer Agreements and Shareholder Service Agreements. (1) and (2)

         10 (b) Form of Rule 12b-1 Distribution Plan (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement). (2)

         10 (c) Form of Rule 12b-1 Plan - Class C Shares (including forms of Shareholder Servicing Agreements). (3)


                                    Part C-2

         11         None

         12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences. (5)

         13 (a)     Form of Transfer Agency Agreement. (1)

         13 (b)     Form of Shareholder Servicing Agreement. (2)

         13 (c)     Form of Administration Agreement. (2)

         14         Consent of PricewaterhouseCoopers LLP. (4)

         15         None

         16         None

         17 (a)     Form of Proxy Card. (4)

         17 (b)     Prospectus for Chase Vista Short-Term Bond Fund.  (4)

         17 (c) Prospectus for Chase Short-Intermediate Term U.S. Government Securities Fund. (4)

         17 (d)     Statement of Additional Information of MFG.  (4)

         17 (e)     Statement of Additional Information of MFIT.  (4)

         17 (f) Annual Report to Shareholders of Chase Vista Short-Term Bond Fund dated October 31, 1999. (4)

         17(g) Annual Report to Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund dated December 31, 1999. (4)

         17(h) Semi-Annual Report to Shareholders of Chase Vista Short-Term Bond Fund dated April 30, 2000. (4)

         17(i)      Semi-Annual Report to Shareholders of Chase
                    Short-Intermediate Term U.S. Government Securities Fund dated June 30, 2000. (4)

         (1) Filed as an Exhibit to the Registration Statement on Form N-1A on March 23, 1990.

         (2) Filed as an Exhibit to Post-Effective Amendment to the Registration Statement on Form N-1A on December 28, 1995.

         (3) Filed as an Exhibit to Post-Effective Amendment to the Registration Statement on Form N-1A on October 28, 1997.


                                    Part C-3

         (4)        Filed herewith.

         (5)        To be filed by amendment.



         Item 17.  Undertakings.

                  ---------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1), above, will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                    Part C-4

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 25th day of October, 2000.



         MUTUAL FUND GROUP


         Registrant


         By:
            ----------------------------------
            H. Richard Vartabedian
            President


         As required by the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

                  *                     Chairman and Trustee            October 25, 2000
-----------------------------------                                     ------------------
Fergus Reid, III

  /s/ H. Richard Vartabedian            President and Trustee           October 25, 2000
-----------------------------------                                     ------------------
H. Richard Vartabedian

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
William J. Armstrong

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
John R. H. Blum

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
Stuart W. Cragin, Jr.

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
Roland R. Eppley, Jr.

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
Joseph J. Harkins


                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
Sarah E. Jones

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
W.D. MacCallan

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
George E. McDavid

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
W. Perry Neff

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
Leonard M. Spalding, Jr.

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
Irv Thode

                  *                     Trustee                         October 25, 2000
-----------------------------------                                     ------------------
Richard E. Ten Haken

                                                                        October 25, 2000
-----------------------------------     Treasurer and                   ------------------
Martin R. Dean                          Principal Financial Officer

     /s/ H. Richard Vartabedian         Attorney in Fact                October 25, 2000
-----------------------------------                                     ------------------
H. Richard Vartabedian

                                    EXHIBITS

ITEM              DESCRIPTION

(14)              Consent of PricewaterhouseCoopers LLP.

(17)  (a)         Form of Proxy Card.

      (b)         Prospectus for Chase Vista Short-Term Bond Fund.

      (c) Prospectus for Chase Short-Intermediate Term U.S. Government Securities Fund.

      (d)         Statement of Additional Information of MFG.

      (e)         Statement of Additional Information of MFIT.

      (f) Annual Report to Shareholders of Chase Vista Short-Term Bond Fund dated October 31, 1999.

      (g) Annual Report to Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund dated December 31, 1999.

      (h) Semi-Annual Report to Shareholders of Chase Vista Short-Term Bond Fund dated April 30, 2000.

      (i) Semi-Annual Report to Shareholders of Chase Short-Intermediate Term U.S. Government Securities Fund dated June 30, 2000.